AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 58.5%
Common Stocks — 19.7%
Australia — 0.4%
Ansell Ltd.	1,826	$ 48,693
Aristocrat Leisure Ltd.	34,087	738,902
ASX Ltd.	7,172	417,572
Bendigo & Adelaide Bank Ltd.	58,782	255,190
BHP Group Ltd.	56,797	1,451,699
Brambles Ltd.	130,965	994,062
Cochlear Ltd.	1,169	166,631
Commonwealth Bank of Australia	6,618	302,760
CSL Ltd.	5,621	1,161,903
Goodman Group, REIT	2,658	34,380
IDP Education Ltd.	6,863	94,160
IGO Ltd.	8,693	25,928
Iluka Resources Ltd.	13,388	86,497
Insurance Australia Group Ltd.	110,337	346,448
Macquarie Group Ltd.	1,093	94,409
Mineral Resources Ltd.	1,345	24,172
Mirvac Group, REIT	93,740	146,925
National Australia Bank Ltd.	81,128	1,038,789
Orica Ltd.	1,993	22,066
OZ Minerals Ltd.	2,123	21,420
Perpetual Ltd.	2,727	54,810
Ramsay Health Care Ltd.	3,680	174,629
Rio Tinto Ltd.	1,634	110,810
Rio Tinto PLC	499	29,964
SEEK Ltd.	8,340	127,950
South32 Ltd.	70,683	104,133
Spark Infrastructure Group	17,004	24,985
Suncorp Group Ltd.	1,809	10,903
Tabcorp Holdings Ltd.	101,024	243,544
Telstra Corp. Ltd.	154,031	309,637
WiseTech Global Ltd.	811	15,199
Woolworths Group Ltd.	387	10,115
		8,689,285
Austria — 0.0%
BAWAG Group AG, 144A*	265	9,574
Erste Group Bank AG*	17,304	361,651
Raiffeisen Bank International AG*	4,114	62,844
Vienna Insurance Group AG Wiener Versicherung Gruppe	422	9,415
Wienerberger AG*	404	10,666
		454,150
Belgium — 0.0%
Elia Group SA/NV	111	11,062
Galapagos NV*	374	53,126
Proximus SADP	2,799	51,030
Sofina SA	90	24,573
UCB SA	1,883	213,765
Umicore SA	5,932	246,141
		599,697
Brazil — 0.1%
Ambev SA	9,300	20,833
B3 SA - Brasil Bolsa Balcao	31,903	313,128
Banco Bradesco SA	2,478	7,978
	Shares	Value
Common Stocks (continued)
Brazil (cont’d.)
Banco do Brasil SA	5,168	$ 27,331
BRF SA*	3,472	11,363
CCR SA	4,633	10,510
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,334	22,225
Duratex SA	3,442	10,934
EcoRodovias Infraestrutura e Logistica SA*	4,628	9,757
Hypera SA	12,175	64,410
Iguatemi Empresa de Shopping Centers SA	1,715	9,391
Localiza Rent a Car SA	1,237	12,511
Petroleo Brasileiro SA	53,223	188,217
TOTVS SA	3,600	17,302
Ultrapar Participacoes SA	75,549	260,579
Vale SA	20,555	216,607
WEG SA	15,380	179,080
Wheaton Precious Metals Corp.	12,898	632,816
YDUQS Participacoes SA	1,500	7,319
		2,022,291
Canada — 0.5%
Allied Properties Real Estate Investment Trust	5,164	139,033
Bank of Nova Scotia (The)	4,880	202,742
BCE, Inc.	673	27,910
Brookfield Asset Management, Inc. (Class A Stock)	15,355	508,086
CAE, Inc.	13,992	204,697
Canadian Apartment Properties REIT	434	15,140
Canadian National Railway Co.	7,770	827,505
CCL Industries, Inc. (Class B Stock)	15,084	581,587
CGI, Inc.*	17,229	1,169,432
Colliers International Group, Inc.	1	67
Constellation Software, Inc.	117	130,011
Descartes Systems Group, Inc. (The)*	1,289	73,426
Emera, Inc.	101	4,149
Enbridge, Inc.	4,924	143,850
Fairfax Financial Holdings Ltd.	689	202,889
FirstService Corp.	180	23,754
Fortis, Inc.	11,340	463,632
Franco-Nevada Corp.	3,012	420,895
Great-West Lifeco, Inc.	5,222	102,044
Hydro One Ltd., 144A	2,286	48,448
Intact Financial Corp.	1,047	112,111
Kinaxis, Inc.*	179	26,350
Lightspeed POS, Inc.*	2,454	78,621
Magna International, Inc.	820	37,522
Onex Corp.	5,236	233,576
Parkland Corp.	492	13,010
Real Matters, Inc.*	721	14,051
Ritchie Bros. Auctioneers, Inc.	248	14,708
Rogers Communications, Inc. (Class B Stock)	21,765	863,375
Royal Bank of Canada	1,509	105,949
Shaw Communications, Inc. (Class B Stock)	2	36
Shopify, Inc. (Class A Stock)*	1,979	2,023,795
A1

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
Suncor Energy, Inc.	5,105	$ 62,339
TC Energy Corp.	9,091	381,651
TMX Group Ltd.	1,111	114,258
Toromont Industries Ltd.	617	36,921
Toronto-Dominion Bank (The)	14,313	662,684
Tourmaline Oil Corp.	2,464	30,107
West Fraser Timber Co. Ltd.	409	19,001
WSP Global, Inc.	3,669	240,935
		10,360,297
Chile — 0.0%
Lundin Mining Corp.	3,855	21,511
China — 1.2%
3SBio, Inc., 144A*	12,500	14,226
51job, Inc., ADR*	160	12,478
Agricultural Bank of China Ltd. (Class H Stock)	41,000	12,871
Airtac International Group	2,000	45,515
Alibaba Group Holding Ltd., ADR*	16,886	4,964,146
Angang Steel Co. Ltd. (Class H Stock)	57,200	15,391
Anhui Conch Cement Co. Ltd. (Class H Stock)	400	2,773
ANTA Sports Products Ltd.	3,000	31,422
BAIC Motor Corp. Ltd. (Class H Stock), 144A	27,500	11,294
Bank of China Ltd. (Class H Stock)	356,000	110,874
Bank of Communications Co. Ltd. (Class H Stock)	146,000	70,580
BBMG Corp. (Class H Stock)	94,000	17,495
BeiGene Ltd., ADR*	343	98,249
Bilibili, Inc., ADR*	5,113	212,701
BOC Hong Kong Holdings Ltd.	229,000	608,839
BYD Co. Ltd. (Class H Stock)	4,500	71,656
CanSino Biologics, Inc. (Class H Stock), 144A*	2,600	55,705
China Cinda Asset Management Co. Ltd. (Class H Stock)	113,000	21,251
China CITIC Bank Corp. Ltd. (Class H Stock)	84,000	32,590
China Construction Bank Corp. (Class H Stock)	713,000	465,493
China Dili Group*	36,200	9,355
China Everbright Bank Co. Ltd. (Class H Stock)	43,000	13,599
China Galaxy Securities Co. Ltd. (Class H Stock)	80,000	45,355
China Lesso Group Holdings Ltd.	8,000	14,509
China Life Insurance Co. Ltd. (Class H Stock)	229,000	517,797
China Merchants Bank Co. Ltd. (Class H Stock)	10,000	47,585
China Mobile Ltd.	58,500	376,156
China Pacific Insurance Group Co. Ltd. (Class H Stock)	46,400	132,320
China Railway Group Ltd. (Class H Stock)	78,000	36,847
	Shares	Value
Common Stocks (continued)
China (cont’d.)
China Railway Signal & Communication Corp. Ltd. (Class H Stock), 144A	34,000	$ 11,231
China Reinsurance Group Corp. (Class H Stock)	131,000	12,106
China Resources Power Holdings Co. Ltd.	8,000	8,883
China Taiping Insurance Holdings Co. Ltd.	7,600	11,659
China Unicom Hong Kong Ltd.	376,000	247,056
China Vanke Co. Ltd. (Class H Stock)	69,500	214,230
CITIC Ltd.	36,000	26,620
CITIC Securities Co. Ltd. Class H Stock	35,500	79,693
CNOOC Ltd.	632,000	610,865
COSCO SHIPPING Energy Transportation Co. Ltd. (Class H Stock)	34,000	14,086
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	62,000	30,528
Country Garden Services Holdings Co. Ltd.	10,000	64,774
CSPC Pharmaceutical Group Ltd.	143,200	280,593
Dali Foods Group Co. Ltd., 144A	81,500	50,160
Datang International Power Generation Co. Ltd. (Class H Stock)	22,000	2,766
ENN Energy Holdings Ltd.	8,100	89,061
ESR Cayman Ltd., 144A*	3,600	11,196
Ever Sunshine Lifestyle Services Group Ltd.	6,000	11,952
Ganfeng Lithium Co. Ltd. (Class H Stock), 144A	4,400	21,793
Geely Automobile Holdings Ltd.	8,000	16,131
GF Securities Co. Ltd. (Class H Stock)	10,600	13,515
GSX Techedu, Inc., ADR*	141	12,706
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	16,000	40,165
Guotai Junan Securities Co. Ltd. (Class H Stock), 144A	72,000	100,605
Haitong Securities Co. Ltd. (Class H Stock)*	69,200	59,187
Hansoh Pharmaceutical Group Co. Ltd., 144A*	18,000	88,218
Huadian Power International Corp. Ltd. (Class H Stock)	36,000	9,318
Huatai Securities Co. Ltd. (Class H Stock), 144A	25,400	41,827
Industrial & Commercial Bank of China Ltd. (Class H Stock)	711,000	370,916
Innovent Biologics, Inc., 144A*	8,500	63,488
JD.com, Inc., ADR*	8,836	685,762
JD.com, Inc. (Class A Stock)*	8,250	318,856
Jiangxi Copper Co. Ltd. (Class H Stock)	33,000	37,173
Jiumaojiu International Holdings Ltd., 144A*	8,000	18,808
Kaisa Group Holdings Ltd.*	29,000	14,953

A2

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Kingdee International Software Group Co. Ltd.*	88,000	$ 229,715
KWG Group Holdings Ltd.	16,500	28,479
Lenovo Group Ltd.	526,000	348,950
Li Ning Co. Ltd.	47,500	223,295
Logan Group Co. Ltd.	31,000	49,585
Meituan Dianping (Class B Stock)*	43,000	1,357,038
Metallurgical Corp. of China Ltd. (Class H Stock)	179,000	28,864
MMG Ltd.*	28,000	7,038
NetEase, Inc.	17,500	313,603
NetEase, Inc., ADR	1,719	781,578
New Oriental Education & Technology Group, Inc., ADR*	573	85,664
Nexteer Automotive Group Ltd.	1,000	702
NIO, Inc., ADR*(a)	16,119	342,045
PetroChina Co. Ltd. (Class H Stock)	1,520,000	447,017
PICC Property & Casualty Co. Ltd. (Class H Stock)	95,000	66,698
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	141,000	1,460,633
Poly Property Services Co. Ltd. (Class H Stock)	1,800	14,060
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	125,000	52,786
Prosus NV*	8,242	761,060
Q Technology Group Co. Ltd.	43,000	48,403
Shandong Gold Mining Co. Ltd. (Class H Stock), 144A	200	494
Shenzhen Investment Ltd.	50,000	14,685
Shimao Group Holdings Ltd.	27,500	114,615
Shui On Land Ltd.	47,000	5,960
Silergy Corp.	1,000	59,404
Sinopec Engineering Group Co. Ltd. (Class H Stock)	27,000	10,070
Sinopharm Group Co. Ltd. (Class H Stock)	15,600	33,119
Sinotruk Hong Kong Ltd.	18,500	47,806
Sunny Optical Technology Group Co. Ltd.	9,600	148,389
TAL Education Group, ADR*	6,742	512,662
Tencent Holdings Ltd.	73,900	4,982,765
Tencent Music Entertainment Group, ADR*	967	14,283
Tianneng Power International Ltd.	12,000	21,662
Towngas China Co. Ltd.*	18,000	7,437
Uni-President China Holdings Ltd.	38,000	34,979
Weichai Power Co. Ltd. (Class H Stock)	20,000	40,525
Wilmar International Ltd.	90,300	293,129
WuXi AppTec Co. Ltd. (Class H Stock), 144A	13,900	201,769
Wuxi Biologics Cayman, Inc., 144A*	9,500	233,503
Yadea Group Holdings Ltd., 144A*	32,000	47,330
Yuexiu Property Co. Ltd.	78,000	15,280
Yuzhou Group Holdings Co. Ltd.	26,000	10,351
Zai Lab Ltd., ADR*	463	38,508
	Shares	Value
Common Stocks (continued)
China (cont’d.)
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	54,800	$ 53,132
ZTO Express Cayman, Inc., ADR	5,267	157,589
		25,506,611
Czech Republic — 0.0%
CEZ A/S	5,053	95,762
Denmark — 0.1%
Chr Hansen Holding A/S	2,657	294,556
Genmab A/S*	578	209,256
Novo Nordisk A/S (Class B Stock)	17,435	1,204,938
Novozymes A/S (Class B Stock)	572	35,875
Orsted A/S, 144A	2,371	325,327
ROCKWOOL International A/S (Class B Stock)	256	97,997
Tryg A/S	3,253	102,705
Vestas Wind Systems A/S	2,450	395,868
		2,666,522
Finland — 0.1%
Kesko OYJ (Class B Stock)	8,089	208,588
Kojamo OYJ	1,047	22,505
Kone OYJ (Class B Stock)	9,773	858,202
Neste OYJ	9,095	477,664
Nordea Bank Abp (BATS)*	3,679	27,915
Nordea Bank Abp (XSTO)*	68,518	522,497
Sampo OYJ (Class A Stock)	901	35,630
Wartsila OYJ Abp	44,810	352,911
		2,505,912
France — 0.7%
Air Liquide SA	4,823	764,702
Alstom SA*	3,552	176,955
Alten SA*	18	1,706
Amundi SA, 144A*	3	212
Christian Dior SE	1,417	579,709
Cie de Saint-Gobain*	7,605	319,805
Cie Generale des Etablissements Michelin SCA	66	7,036
Cie Plastic Omnium SA	387	10,194
CNP Assurances*	14,079	175,965
Danone SA	3,889	251,142
Dassault Systemes SE	5,098	953,475
Electricite de France SA	14,370	152,331
Engie SA*	23,222	310,483
EssilorLuxottica SA*	300	40,802
Eutelsat Communications SA	9,562	93,261
Faurecia SE*	3,097	133,706
Hermes International	1,111	956,443
JCDecaux SA*	1,224	21,172
Kering SA	248	164,567
La Francaise des Jeux SAEM, 144A	1,437	52,864
Legrand SA	7,458	594,295
L’Oreal SA	6,854	2,228,132
LVMH Moet Hennessy Louis Vuitton SE	2,794	1,306,567
Nexans SA*	1,537	88,791

A3

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Orange SA	19,033	$ 198,067
Pernod Ricard SA	10,331	1,648,053
Peugeot SA*	5,215	94,547
Renault SA*	16,184	419,994
Rexel SA*	37,475	471,191
Rubis SCA	521	20,913
Sanofi	10,126	1,012,390
Schneider Electric SE	2,664	330,178
SCOR SE*	886	24,565
Societe Generale SA*	28,240	373,206
Sopra Steria Group*	121	19,254
Teleperformance	689	212,454
Television Francaise 1*	9	55
Thales SA	967	72,770
Ubisoft Entertainment SA*	1,380	124,518
Unibail-Rodamco-Westfield, REIT	5,519	203,911
Valeo SA	5,154	158,365
Vinci SA	5,806	486,026
		15,254,772
Germany — 0.6%
adidas AG*	1,348	434,974
alstria office REIT-AG	11,901	165,380
Aurubis AG	314	21,334
BASF SE	9,697	589,454
Bayer AG	2,713	167,070
Bayerische Motoren Werke AG	4,884	353,670
Beiersdorf AG	13,556	1,537,383
CompuGroup Medical SE & Co. KgaA	122	11,282
Covestro AG, 144A	3,514	174,795
Daimler AG	10,190	547,781
Delivery Hero SE, 144A*	5,522	634,985
Deutsche Boerse AG	6,187	1,084,727
Duerr AG	344	10,571
DWS Group GmbH & Co. KGaA, 144A*	294	10,153
E.ON SE	95,704	1,055,157
Hella GmbH & Co. KGaA*	2,011	101,296
HelloFresh SE*	2,691	150,135
HUGO BOSS AG	4,827	120,641
Infineon Technologies AG	14,621	411,201
Jenoptik AG	2	54
Knorr-Bremse AG	1,547	182,418
LEG Immobilien AG	2,600	371,607
Puma SE*	2,778	249,501
RWE AG	8,261	308,924
SAP SE	9,577	1,488,339
Scout24 AG, 144A	1,824	159,186
Siemens AG	6,807	859,985
Siemens Energy AG*	3,787	102,122
Siemens Healthineers AG, 144A	15,479	693,996
Stroeer SE & Co. KGaA*	126	9,771
thyssenkrupp AG*	22,273	112,024
Volkswagen AG*	158	27,590
Wacker Chemie AG	1,030	99,950
		12,247,456
	Shares	Value
Common Stocks (continued)
Hong Kong — 0.2%
AIA Group Ltd.	24,800	$ 245,848
CK Asset Holdings Ltd.	10,000	49,073
CLP Holdings Ltd.	89,500	834,334
Henderson Land Development Co. Ltd.	19,000	70,482
Hong Kong & China Gas Co. Ltd.	116,550	167,495
Hongkong Land Holdings Ltd.	29,600	110,297
Hysan Development Co. Ltd.	5,000	15,023
Kerry Properties Ltd.	6,500	16,733
Link REIT	39,500	323,315
Man Wah Holdings Ltd.	8,400	11,272
Melco Resorts & Entertainment Ltd., ADR	3,018	50,250
MTR Corp. Ltd.	17,000	84,240
NWS Holdings Ltd.	21,000	16,095
RemainCo LLC^	30,714	309,290
Sun Hung Kai Properties Ltd.	26,500	340,279
Swire Pacific Ltd. (Class A Stock)	59,500	288,071
Swire Properties Ltd.	54,800	145,193
Techtronic Industries Co. Ltd.	37,000	492,842
WH Group Ltd., 144A	21,000	17,186
Wharf Real Estate Investment Co. Ltd.	3,000	12,285
Xinyi Glass Holdings Ltd.	10,000	20,213
		3,619,816
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC*	16,386	89,410
OTP Bank Nyrt*	7,311	219,653
		309,063
India — 0.2%
Asian Paints Ltd.	11,748	317,160
Axis Bank Ltd.*	6,506	37,677
Bajaj Finserv Ltd.	1,150	91,646
Balrampur Chini Mills Ltd.	4,414	9,362
Bharti Airtel Ltd.	2,059	11,799
Biocon Ltd.*	2,554	15,550
Dabur India Ltd.	2,030	14,099
HCL Technologies Ltd.	23,765	262,617
HDFC Bank Ltd.*	59,474	874,246
HDFC Life Insurance Co. Ltd., 144A*	12,344	94,030
Hindalco Industries Ltd.	90,003	215,033
Hindustan Unilever Ltd.	2,429	68,200
Housing Development Finance Corp. Ltd.	39,371	931,073
ICICI Bank Ltd.*	85,183	413,238
IndusInd Bank Ltd.*	1,211	8,741
Infosys Ltd.	47,473	655,745
ITC Ltd.	10,423	24,292
Jubilant Life Sciences Ltd.	1,317	13,173
Just Dial Ltd.*	8,296	42,985
KEC International Ltd.	2,182	10,252
Kotak Mahindra Bank Ltd.*	24,668	424,449
KPIT Technologies Ltd.	4,598	7,711
Mahindra & Mahindra Financial Services Ltd.*	12,901	21,683
Nestle India Ltd.	217	46,947
Polycab India Ltd.	710	7,929
Reliance Industries Ltd.	4,498	136,514

A4

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
India (cont’d.)
SBI Life Insurance Co. Ltd., 144A*	2	$ 22
State Bank of India*	4,952	12,493
Tata Consultancy Services Ltd.	6,923	234,543
		5,003,209
Indonesia — 0.0%
Astra International Tbk PT	466,500	140,415
Bank Central Asia Tbk PT	173,800	317,097
Bank Mandiri Persero Tbk PT	558,500	186,588
Bank Negara Indonesia Persero Tbk PT	361,400	108,101
Bank Rakyat Indonesia Persero Tbk PT	55,500	11,384
		763,585
Ireland — 0.0%
Flutter Entertainment PLC*	3,172	500,589
Kerry Group PLC (Class A Stock)	229	29,386
Kingspan Group PLC*	2,625	239,035
Smurfit Kappa Group PLC	340	13,328
		782,338
Israel — 0.0%
Bank Leumi Le-Israel BM	2,166	9,566
First International Bank of Israel Ltd.	1,127	23,419
Isracard Ltd.	155	386
Nice Ltd.*	559	126,761
Strauss Group Ltd.	409	11,743
Teva Pharmaceutical Industries Ltd., ADR*	4,106	36,995
		208,870
Italy — 0.1%
Anima Holding SpA, 144A	2,910	11,460
Assicurazioni Generali SpA	57,791	813,506
Azimut Holding SpA	3,143	56,927
Banca Mediolanum SpA	4,262	30,661
Enel SpA	83,965	728,677
Ferrari NV	775	142,194
Interpump Group SpA	5,587	207,780
Prysmian SpA	5,620	163,458
Unipol Gruppo SpA*	14,524	63,463
		2,218,126
Japan — 1.6%
Amada Co. Ltd.	18,900	176,896
Anritsu Corp.	8,300	189,168
Aozora Bank Ltd.	1,600	26,544
Asahi Group Holdings Ltd.	27,300	951,504
Asahi Kasei Corp.	10,400	90,989
Astellas Pharma, Inc.	13,400	199,660
Benesse Holdings, Inc.	900	23,151
Bengo4.com, Inc.*	200	21,255
Canon, Inc.	34,200	566,989
Chugai Pharmaceutical Co. Ltd.	8,000	358,865
Citizen Watch Co. Ltd.	46,900	131,238
CyberAgent, Inc.	1,100	67,984
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Dai Nippon Printing Co. Ltd.	2,600	$ 52,673
Daicel Corp.	11,000	79,227
Daifuku Co. Ltd.	500	50,373
Daiichi Sankyo Co. Ltd.	15,500	475,623
Daiichikosho Co. Ltd.	400	12,868
Daiwa House Industry Co. Ltd.	8,400	215,505
Denso Corp.	9,900	433,389
Dentsu Group, Inc.	2,100	62,044
DIC Corp.	10,100	251,766
Dip Corp.	500	10,267
East Japan Railway Co.	6,100	375,095
Eisai Co. Ltd.	2,800	255,084
Electric Power Development Co. Ltd.	9,400	145,051
ENEOS Holdings, Inc.	170,400	606,062
FANUC Corp.	4,700	905,341
Fast Retailing Co. Ltd.	800	502,200
Fuji Media Holdings, Inc.	3,400	32,700
Fuji Seal International, Inc.	400	7,698
FUJIFILM Holdings Corp.	6,300	310,667
Fujikura Ltd.	3,200	8,843
Glory Ltd.	200	4,453
GMO internet, Inc.	500	13,058
GS Yuasa Corp.	1,800	31,031
Hamamatsu Photonics KK	200	10,081
Hitachi Ltd.	7,300	247,165
Hitachi Transport System Ltd.	700	22,157
Honda Motor Co. Ltd.	20,700	488,019
Horiba Ltd.	200	10,454
Isuzu Motors Ltd.	8,400	73,465
ITOCHU Corp.	11,700	299,160
Izumi Co. Ltd.	900	32,785
J Front Retailing Co. Ltd.	3,100	22,396
Japan Post Bank Co. Ltd.	9,200	71,663
Japan Post Holdings Co. Ltd.	89,300	607,626
Japan Tobacco, Inc.	21,700	395,805
JTEKT Corp.	8,100	63,434
Kajima Corp.	15,700	189,043
Kakaku.com, Inc.	1,900	50,061
Kaneka Corp.	7,400	207,446
Kansai Paint Co. Ltd.	3,500	86,927
Kao Corp.	5,800	434,293
KDDI Corp.	45,100	1,137,122
Kewpie Corp.	600	12,366
Keyence Corp.	3,700	1,724,253
Kirin Holdings Co. Ltd.	4,900	91,968
Komatsu Ltd.	900	19,792
Konami Holdings Corp.	900	38,918
Konica Minolta, Inc.	65,400	185,059
Kyocera Corp.	5,200	297,116
Kyushu Railway Co.	9,100	194,297
LINE Corp.*	300	15,255
Lintec Corp.	500	11,637
Maruha Nichiro Corp.	400	9,166
Matsui Securities Co. Ltd.	2,500	22,431
Mitsubishi Materials Corp.	1,100	21,626
MS&AD Insurance Group Holdings, Inc.	12,000	321,866
Murata Manufacturing Co. Ltd.	10,800	697,201

A5

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Nexon Co. Ltd.	27,900	$ 695,436
Nichirei Corp.	400	10,595
Nidec Corp.	13,200	1,233,900
Nihon Kohden Corp.	400	13,180
Nihon M&A Center, Inc.	400	22,873
Nikon Corp.	6,200	41,693
Nintendo Co. Ltd.	300	170,340
Nippon Paint Holdings Co. Ltd.	100	10,290
Nippon Paper Industries Co. Ltd.	800	9,902
Nippon Shinyaku Co. Ltd.	500	41,187
Nippon Shokubai Co. Ltd.	2,700	143,646
Nippon Telegraph & Telephone Corp.	1,100	22,421
Nippon Television Holdings, Inc.	2,700	28,992
Nisshin Seifun Group, Inc.	5,500	87,339
Nitori Holdings Co. Ltd.	2,100	436,207
Nitto Denko Corp.	300	19,565
NTT Data Corp.	8,600	109,899
NTT DOCOMO, Inc.	17,000	626,859
Obic Co. Ltd.	700	122,924
Omron Corp.	4,200	327,199
Oracle Corp.	300	32,353
Oriental Land Co. Ltd.	4,400	616,444
Panasonic Corp.	6,100	51,675
PeptiDream, Inc.*	2,300	107,709
Pola Orbis Holdings, Inc.	21,700	409,634
Rakuten, Inc.	21,400	230,895
Recruit Holdings Co. Ltd.	2,100	83,772
Ricoh Co. Ltd.	3,000	20,203
Rohm Co. Ltd.	5,200	401,119
Sankyu, Inc.	300	11,800
SCSK Corp.	600	33,572
Sega Sammy Holdings, Inc.	2,900	35,259
Seiko Epson Corp.	14,100	162,047
Seven & i Holdings Co. Ltd.	52,600	1,626,395
Shimadzu Corp.	6,300	191,502
Shimano, Inc.	500	98,382
Shionogi & Co. Ltd.	6,300	337,114
Shizuoka Bank Ltd. (The)	2,900	20,030
SMC Corp.	200	110,986
SoftBank Corp.	27,200	304,049
SoftBank Group Corp.	14,000	870,372
Sojitz Corp.	4,600	10,433
Sony Corp.	16,600	1,268,012
Sugi Holdings Co. Ltd.	600	42,425
Sumitomo Chemical Co. Ltd.	89,100	295,298
Sumitomo Corp.	15,600	187,012
Sumitomo Heavy Industries Ltd.	1,900	44,035
Sumitomo Mitsui Financial Group, Inc.	22,100	613,843
Sumitomo Mitsui Trust Holdings, Inc.	5,500	146,050
Sumitomo Rubber Industries Ltd.	11,000	101,779
Suntory Beverage & Food Ltd.	8,600	322,796
Sysmex Corp.	2,900	277,009
T&D Holdings, Inc.	14,800	145,360
Taisho Pharmaceutical Holdings Co. Ltd.	400	26,334
Takara Bio, Inc.	2,200	59,952
Takeda Pharmaceutical Co. Ltd.	23,500	838,543
Teijin Ltd.	5,500	85,246
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Tokio Marine Holdings, Inc.	2,500	$ 109,212
Toray Industries, Inc.	2,200	10,050
TOTO Ltd.	300	13,816
Toyo Seikan Group Holdings Ltd.	1,100	10,931
Toyota Boshoku Corp.	1,500	21,231
Toyota Motor Corp.	24,400	1,609,111
Ube Industries Ltd.	26,400	445,175
Ulvac, Inc.	400	14,517
Unicharm Corp.	7,400	331,753
West Japan Railway Co.	6,100	300,626
Yakult Honsha Co. Ltd.	5,800	321,903
Yamada Holdings Co. Ltd.	73,000	363,809
Yamaguchi Financial Group, Inc.	7,600	49,424
Yamaha Corp.	1,700	81,361
Yaskawa Electric Corp.	8,900	349,208
Yokogawa Electric Corp.	6,700	106,374
Z Holdings Corp.	10,300	68,624
Zenkoku Hosho Co. Ltd.	1,200	47,300
Zeon Corp.	2,200	23,078
		34,428,703
Macau — 0.0%
Sands China Ltd.	71,600	278,811
Malaysia — 0.0%
CIMB Group Holdings Bhd	40,500	30,113
Fraser & Neave Holdings Bhd	2,300	17,800
Genting Bhd	28,100	21,603
Hartalega Holdings Bhd	81,400	318,716
Kossan Rubber Industries	5,300	17,498
Malayan Banking Bhd	51,200	89,133
MISC Bhd	5,100	9,228
Petronas Chemicals Group Bhd	7,100	9,634
Petronas Dagangan Bhd	6,100	29,027
Public Bank Bhd	65,600	247,886
QL Resources Bhd	9,900	23,398
Tenaga Nasional Bhd	40,100	101,602
Top Glove Corp. Bhd	16,200	32,532
		948,170
Mexico — 0.0%
Alfa SAB de CV (Class A Stock)	33,354	20,666
America Movil SAB de CV (Class L Stock)	510,762	319,003
Coca-Cola Femsa SAB de CV, UTS	4,600	18,648
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	2,673	21,445
Grupo Bimbo SAB de CV (Class A Stock)	20,187	37,559
Grupo Financiero Banorte SAB de CV (Class O Stock)*	22,920	79,183
Grupo Mexico SAB de CV (Class B Stock)	62,677	159,531
Grupo Televisa SAB, UTS*	8,000	9,888
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	53,715	84,879
Megacable Holdings SAB de CV, UTS	4,800	13,900

A6

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Mexico (cont’d.)
Orbia Advance Corp. SAB de CV	9,689	$ 16,905
		781,607
Netherlands — 0.3%
ABN AMRO Bank NV, 144A, CVA*	6,751	56,706
Akzo Nobel NV	8,817	894,110
Altice Europe NV*	31,904	152,697
Argenx SE*	399	105,217
ASML Holding NV	4,394	1,620,525
EXOR NV	1,884	102,583
ING Groep NV*	56,383	400,527
Just Eat Takeaway.com NV, 144A*	2,432	272,572
Koninklijke Philips NV*	33,949	1,597,701
Royal Dutch Shell PLC (Class A Stock)	32,842	407,935
Royal Dutch Shell PLC (Class B Stock)	15,914	192,916
Signify NV, 144A*	2,609	96,759
		5,900,248
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	5,294	116,280
Xero Ltd.*	1,863	135,963
		252,243
Norway — 0.1%
Equinor ASA	59,694	848,235
Gjensidige Forsikring ASA	10,069	204,651
NEL ASA*	57,347	104,064
Schibsted ASA (Class B Stock)*	1,581	63,094
		1,220,044
Philippines — 0.0%
Ayala Corp.	3,010	42,952
Ayala Land, Inc.	111,300	68,324
JG Summit Holdings, Inc.	16,720	20,827
Metropolitan Bank & Trust Co.	13,079	10,359
San Miguel Corp.	3,390	6,939
SM Prime Holdings, Inc.	37,200	22,610
Universal Robina Corp.	6,730	18,659
		190,670
Poland — 0.0%
Bank Polska Kasa Opieki SA*	10,630	138,371
Grupa Lotos SA	5,200	46,392
Polski Koncern Naftowy ORLEN SA	10,427	123,722
Polskie Gornictwo Naftowe i Gazownictwo SA	64,460	84,216
Powszechna Kasa Oszczednosci Bank Polski SA*	6,063	33,288
Santander Bank Polska SA*	673	24,735
		450,724
Portugal — 0.0%
EDP - Energias de Portugal SA	43,695	214,760
Russia — 0.0%
Gazprom PJSC	106,152	234,453
LUKOIL PJSC	3,687	213,461
Magnit PJSC, GDR	1,998	29,866
	Shares	Value
Common Stocks (continued)
Russia (cont’d.)
MMC Norilsk Nickel PJSC	562	$ 135,864
Mobile TeleSystems PJSC, ADR	2,398	20,935
Novolipetsk Steel PJSC	12,610	27,855
PhosAgro PJSC, GDR	1,268	15,253
Severstal PJSC	1,880	24,006
Surgutneftegas PJSC	63,359	28,341
Tatneft PJSC	12,558	74,671
		804,705
Saudi Arabia — 0.0%
Riyad Bank	15	75
Singapore — 0.0%
Ascendas Real Estate Investment Trust	41,300	98,771
Ascott Residence Trust, UTS	23,400	15,363
DBS Group Holdings Ltd.	5,500	80,774
Jardine Cycle & Carriage Ltd.	8,400	111,248
Oversea-Chinese Banking Corp. Ltd.	29,600	183,799
Singapore Technologies Engineering Ltd.	95,600	243,674
Singapore Telecommunications Ltd.	27,000	42,111
United Overseas Bank Ltd.	10,100	141,338
Venture Corp. Ltd.	1,800	25,452
		942,530
South Africa — 0.1%
Absa Group Ltd.	15,856	84,486
Anglo American Platinum Ltd.	5,170	358,732
Anglo American PLC	9,766	235,585
Barloworld Ltd.	1,017	3,723
Bidvest Group Ltd. (The)	4,665	38,420
FirstRand Ltd.	80,128	197,264
Gold Fields Ltd.	10,730	129,147
Impala Platinum Holdings Ltd.	10,428	90,239
Investec Ltd.	5,508	10,377
Kumba Iron Ore Ltd.	1,573	46,622
Liberty Holdings Ltd.	3,862	13,114
Momentum Metropolitan Holdings	19,350	17,843
MultiChoice Group	3,150	18,157
Naspers Ltd. (Class N Stock)*	3,706	656,443
Nedbank Group Ltd.	337	2,026
Netcare Ltd.	11,742	9,037
Northam Platinum Ltd.*	8,036	81,789
Standard Bank Group Ltd.	32,067	206,805
		2,199,809
South Korea — 0.3%
Alteogen, Inc.*	163	25,034
Celltrion, Inc.*	850	186,774
Chong Kun Dang Pharmaceutical Corp.	91	12,967
Doosan Bobcat, Inc.	866	19,964
GS Holdings Corp.	227	6,010
Hana Financial Group, Inc.	2,035	48,939
Hanwha Aerospace Co. Ltd.*	609	13,227
Hyundai Engineering & Construction Co. Ltd.	1,645	42,919

A7

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
South Korea (cont’d.)
Hyundai Mobis Co. Ltd.	1,716	$ 337,187
KB Financial Group, Inc.	8,953	286,751
Korea Electric Power Corp.*	2,302	40,146
Korea Investment Holdings Co. Ltd.	252	15,620
Korea Zinc Co. Ltd.	598	192,641
KT Corp.	572	11,224
LG Chem Ltd.	405	226,318
LG Display Co. Ltd.*	1,816	23,787
LG Electronics, Inc.	4,124	324,868
Mando Corp.	478	14,578
NAVER Corp.	1,478	374,909
NH Investment & Securities Co. Ltd.	5,714	44,720
POSCO	6,334	1,057,491
Samsung Biologics Co. Ltd., 144A*	204	120,380
Samsung Electronics Co. Ltd.	35,492	1,764,543
Samsung Fire & Marine Insurance Co. Ltd.	63	9,781
Samsung Life Insurance Co. Ltd.	1,022	53,264
Samsung SDI Co. Ltd.	43	15,949
Samsung SDS Co. Ltd.	334	48,517
Seegene, Inc.	164	36,777
Shinhan Financial Group Co. Ltd.	28,355	665,537
SK Holdings Co. Ltd.	746	126,384
SK Telecom Co. Ltd.	751	152,972
		6,300,178
Spain — 0.1%
Aena SME SA, 144A*	295	41,214
Banco Bilbao Vizcaya Argentaria SA	84,951	236,209
Banco de Sabadell SA	106,051	36,854
Bankia SA	7,388	10,724
EDP Renovaveis SA	5,683	94,310
Grifols SA	2,976	85,559
Iberdrola SA	61,372	753,276
Industria de Diseno Textil SA	42,711	1,189,196
Naturgy Energy Group SA	7,732	155,090
Repsol SA	26,275	175,997
Siemens Gamesa Renewable Energy SA	6,042	162,952
Zardoya Otis SA	1,579	9,645
		2,951,026
Sweden — 0.2%
Alfa Laval AB*	5,695	125,863
Assa Abloy AB (Class B Stock)	20,005	467,688
Atlas Copco AB (Class A Stock)	23,557	1,123,646
Atlas Copco AB (Class B Stock)	16,443	686,180
Electrolux AB (Class B Stock)	6,082	141,970
Epiroc AB (Class A Stock)	22,141	320,877
EQT AB	3,534	68,623
Evolution Gaming Group AB, 144A	2,402	159,403
Fabege AB	19,320	268,006
Hufvudstaden AB (Class A Stock)	2,470	34,429
L E Lundbergforetagen AB (Class B Stock)*	4,006	198,160
Lifco AB (Class B Stock)	181	14,037
Sinch AB, 144A*	182	14,901
SSAB AB (Class A Stock)*	30,685	102,074
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Svenska Cellulosa AB SCA (Class B Stock)*	10,620	$ 153,371
Sweco AB (Class B Stock)	181	10,022
Tele2 AB (Class B Stock)	2,614	36,984
Volvo AB (Class B Stock)*	11,890	229,217
		4,155,451
Switzerland — 0.5%
Alcon, Inc.*	2,198	124,566
Banque Cantonale Vaudoise	193	19,621
Cie Financiere Richemont SA (Class A Stock)	6,043	403,739
Coca-Cola HBC AG*	3	74
Givaudan SA	292	1,257,610
Kuehne + Nagel International AG	3,671	713,199
Lonza Group AG	666	410,190
Nestle SA	29,313	3,480,518
Novartis AG	9,750	845,237
Roche Holding AG	3,431	1,175,273
SGS SA	117	313,077
SIG Combibloc Group AG*	526	10,551
Sika AG	7,705	1,889,668
STMicroelectronics NV	8,828	271,392
Swiss Re AG	2,514	186,208
		11,100,923
Taiwan — 0.4%
ASPEED Technology, Inc.	1,000	39,592
AU Optronics Corp.*	345,000	135,134
Cathay Financial Holding Co. Ltd.	111,432	149,081
Chailease Holding Co. Ltd.	19,853	90,290
China Steel Corp.	46,000	32,572
CTBC Financial Holding Co. Ltd.	721,680	460,137
E.Sun Financial Holding Co. Ltd.	210,000	186,463
Ennoconn Corp.	2,196	17,698
First Financial Holding Co. Ltd.	49,000	34,869
Fubon Financial Holding Co. Ltd.	102,000	148,401
GeneReach Biotechnology Corp.*	12,000	74,995
Giant Manufacturing Co. Ltd.	1,000	9,495
HannStar Display Corp.*	45,000	13,337
Largan Precision Co. Ltd.	2,000	234,458
Marketech International Corp.	3,000	10,881
MediaTek, Inc.	36,000	761,890
Merida Industry Co. Ltd.	2,000	16,217
Novatek Microelectronics Corp.	3,000	27,701
Parade Technologies Ltd.	1,000	36,702
President Chain Store Corp.	3,000	27,299
Primax Electronics Ltd.	15,000	22,325
Quanta Computer, Inc.	13,000	34,134
Realtek Semiconductor Corp.	41,000	526,732
Sercomm Corp.	6,000	15,079
Simplo Technology Co. Ltd.	400	4,164
Sitronix Technology Corp.	2,000	9,084
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	4,330
Swancor Holding Co. Ltd.	3,000	15,176
TaiDoc Technology Corp.	21,000	140,367
Taiwan Mobile Co. Ltd.	24,000	80,166

A8

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd.	234,000	$ 3,535,204
Tripod Technology Corp.	2,000	7,668
Uni-President Enterprises Corp.	286,000	617,694
WPG Holdings Ltd.	8,120	10,939
Yuanta Financial Holding Co. Ltd.	405,320	250,412
		7,780,686
Tanzania — 0.0%
AngloGold Ashanti Ltd.	4,819	124,143
Thailand — 0.0%
Airports of Thailand PCL, NVDR	6,300	11,293
B Grimm Power PCL	7,200	9,643
Berli Jucker PCL, NVDR	267,100	311,069
Gulf Energy Development PCL	24,500	23,693
Home Product Center PCL, NVDR	19,200	8,759
Kasikornbank PCL, NVDR	45,000	110,118
PTT PCL, NVDR	93,100	94,792
		569,367
Turkey — 0.0%
Akbank T.A.S.*	53,821	35,948
Turkiye Garanti Bankasi A/S*	26,225	24,102
Turkiye Is Bankasi A/S (Class C Stock)*	55,467	38,458
		98,508
United Arab Emirates — 0.0%
NMC Health PLC*^	411	—
United Kingdom — 0.8%
Abcam PLC	8,588	135,949
Arrow Global Group PLC*	3,070	5,053
Associated British Foods PLC	2	48
AstraZeneca PLC	13,987	1,527,158
Auto Trader Group PLC, 144A	52,731	382,866
Bellway PLC	1,032	31,207
Berkeley Group Holdings PLC	1,163	63,325
BP PLC	132,080	384,001
British American Tobacco PLC	25,901	929,628
BT Group PLC	171,183	216,976
Centrica PLC	37,346	19,320
ConvaTec Group PLC, 144A	36,509	84,296
Diageo PLC	48,102	1,650,000
Dialog Semiconductor PLC*	338	14,746
Dunelm Group PLC	1,529	27,605
Experian PLC	40,537	1,524,306
Fiat Chrysler Automobiles NV*	5,750	70,509
GlaxoSmithKline PLC	46,774	875,069
GVC Holdings PLC*	8,260	103,199
HomeServe PLC	21,370	340,557
Howden Joinery Group PLC	49,584	377,106
IG Group Holdings PLC	36,498	373,085
Inchcape PLC*	1,650	9,369
Informa PLC*	102,918	497,944
ITV PLC	145,772	126,685
JD Sports Fashion PLC	10,592	110,470
Johnson Matthey PLC	5,807	176,128
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Jupiter Fund Management PLC	5,284	$ 15,253
Kingfisher PLC	123,537	472,547
Liberty Global PLC (Class C Stock)*	3,354	68,874
Lloyds Banking Group PLC*	1,044,227	353,712
Man Group PLC	24,651	36,451
Marks & Spencer Group PLC	69,937	87,754
Meggitt PLC*	33,087	109,569
Micro Focus International PLC*	23,902	75,680
Moneysupermarket.com Group PLC	39,686	136,350
Ocado Group PLC*	7,999	283,185
Persimmon PLC	1,698	54,027
Pets at Home Group PLC	5,956	32,522
Reckitt Benckiser Group PLC	981	95,835
Rentokil Initial PLC*	6,995	48,261
Smiths Group PLC	16,536	291,205
SSE PLC	18,187	282,775
Standard Chartered PLC*	6,195	28,456
Taylor Wimpey PLC	42,445	59,256
TechnipFMC PLC	46,933	296,147
Tesco PLC	225,908	619,445
Travis Perkins PLC	3,860	53,840
Unilever NV	25,315	1,526,945
Unilever PLC	11,899	732,465
Vodafone Group PLC	126,291	167,804
WH Smith PLC	1,435	17,638
Wm Morrison Supermarkets PLC	219,890	481,643
		16,484,244
United States — 11.1%
1Life Healthcare, Inc.*	5,287	149,939
3M Co.	4,617	739,551
Abbott Laboratories	18,426	2,005,302
AbbVie, Inc.	25,102	2,198,684
Accenture PLC (Class A Stock)	2,326	525,653
Activision Blizzard, Inc.	13,099	1,060,364
Adobe, Inc.*	6,589	3,231,443
Advanced Micro Devices, Inc.*	2,523	206,861
Aflac, Inc.	17,282	628,218
AGCO Corp.	2,528	187,755
Agilent Technologies, Inc.	5,515	556,684
Air Products & Chemicals, Inc.	1,540	458,704
Albertsons Cos., Inc. (Class A Stock)*(a)	5,452	75,510
Alexandria Real Estate Equities, Inc., REIT	2,748	439,680
Alleghany Corp.	164	85,354
Allegion PLC	11,854	1,172,479
Alliant Energy Corp.	10,489	541,757
Allison Transmission Holdings, Inc.	727	25,547
Allstate Corp. (The)	2,989	281,384
Ally Financial, Inc.	22,865	573,226
Alphabet, Inc. (Class A Stock)*	3,179	4,659,142
Alphabet, Inc. (Class C Stock)*	2,429	3,569,658
Altice USA, Inc. (Class A Stock)*	3,352	87,152
Amazon.com, Inc.*	3,729	11,741,614
Ameren Corp.	4,701	371,755
American Express Co.	7,535	755,384
American Tower Corp., REIT	5,006	1,210,100

A9

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Ameriprise Financial, Inc.	3,437	$ 529,676
Amgen, Inc.	7,075	1,798,182
Analog Devices, Inc.	9,511	1,110,314
Anthem, Inc.	2,501	671,744
Apache Corp.	1	9
Apartment Investment & Management Co. (Class A Stock), REIT	1	34
Apple, Inc.	122,689	14,208,613
Applied Materials, Inc.	26,527	1,577,030
Aptiv PLC	4,893	448,590
AT&T, Inc.	32,614	929,825
Athene Holding Ltd. (Class A Stock)*	7,218	245,989
Automatic Data Processing, Inc.	5,558	775,285
AvalonBay Communities, Inc., REIT	2,499	373,201
Avantor, Inc.*	6,334	142,452
AZEK Co., Inc. (The)*	154	5,361
Baker Hughes Co.	14,203	188,758
Ball Corp.	3,508	291,585
Bank of America Corp.	51,665	1,244,610
Bank of Hawaii Corp.	926	46,782
Bausch Health Cos., Inc. (NYSE)*	2,968	46,140
Bausch Health Cos., Inc. (XTSE)*(a)	21,352	331,810
Berkshire Hathaway, Inc. (Class B Stock)*	9,079	1,933,282
Best Buy Co., Inc.	3,681	409,658
Biogen, Inc.*	1,730	490,766
Boeing Co. (The)	1,394	230,372
Boston Scientific Corp.*	4,042	154,445
Bright Horizons Family Solutions, Inc.*	2,742	416,894
Brighthouse Financial, Inc.*	133	3,579
Bristol-Myers Squibb Co.	13,195	795,527
Brown & Brown, Inc.	9,724	440,205
Brown-Forman Corp. (Class B Stock)	7,972	600,451
C.H. Robinson Worldwide, Inc.	1,707	174,438
Cadence Design Systems, Inc.*	5,845	623,252
Caesars Entertainment, Inc.*(a)	4,743	265,893
Camden Property Trust, REIT	2,919	259,733
Campbell Soup Co.	2,176	105,253
Cardinal Health, Inc.	5,076	238,318
Cargurus, Inc.*	3	65
Carlisle Cos., Inc.	2,315	283,287
Catalent, Inc.*	1,251	107,161
Cboe Global Markets, Inc.	6,243	547,761
CenturyLink, Inc.	46,210	466,259
Charles Schwab Corp. (The)	31,052	1,125,014
Charter Communications, Inc. (Class A Stock)*	38	23,725
Chevron Corp.	10,427	750,744
Chipotle Mexican Grill, Inc.*	26	32,336
Church & Dwight Co., Inc.	2,809	263,231
Cigna Corp.	2,189	370,838
Cincinnati Financial Corp.	4,494	350,397
Cintas Corp.	1,123	373,768
Cirrus Logic, Inc.*	1,099	74,128
Cisco Systems, Inc.	76,275	3,004,472
Citigroup, Inc.	8,722	376,005
Clear Channel Outdoor Holdings, Inc.*	103,459	103,459
Clorox Co. (The)(a)	10,719	2,252,812
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
CME Group, Inc.	4,697	$ 785,855
CMS Energy Corp.	37,274	2,288,996
Colgate-Palmolive Co.	22,791	1,758,326
Comcast Corp. (Class A Stock)	21,367	988,437
Concho Resources, Inc.	4,189	184,819
ConocoPhillips	20,893	686,126
Consolidated Edison, Inc.	13,483	1,048,977
Constellium SE*	44,267	347,496
Continental Resources, Inc.(a)	8,400	103,152
Copart, Inc.*	1,333	140,178
Corning, Inc.	5,062	164,059
Costco Wholesale Corp.	7,451	2,645,105
Coty, Inc. (Class A Stock)(a)	38,104	102,881
CSX Corp.	8,836	686,292
Cullen/Frost Bankers, Inc.	2,605	166,590
Cummins, Inc.	1,368	288,867
Curtiss-Wright Corp.	2,660	248,072
CVS Health Corp.	8,749	510,942
Darden Restaurants, Inc.	2,859	288,016
Deere & Co.	7,395	1,638,954
Dell Technologies, Inc. (Class C Stock)*	2,741	185,538
DexCom, Inc.*	2,073	854,553
Discovery, Inc. (Class A Stock)*(a)	63,267	1,377,323
Discovery, Inc. (Class C Stock)*	2,596	50,882
Domino’s Pizza, Inc.	119	50,608
Douglas Emmett, Inc., REIT	2,328	58,433
DraftKings, Inc. (Class A Stock)*(a)	932	54,839
Dunkin’ Brands Group, Inc.	7,023	575,254
DXC Technology Co.	3,252	58,048
E*TRADE Financial Corp.	1,807	90,440
Ecolab, Inc.	9,180	1,834,531
Edwards Lifesciences Corp.*	15,931	1,271,612
Electronic Arts, Inc.*	1,503	196,006
Element Solutions, Inc.*	62,875	660,816
EMCOR Group, Inc.	4,758	322,164
EOG Resources, Inc.	20,809	747,875
Equinix, Inc., REIT	314	238,681
Equity Residential, REIT	20,016	1,027,421
Etsy, Inc.*	277	33,692
Eversource Energy	2,177	181,888
Expeditors International of Washington, Inc.	1,576	142,660
Extended Stay America, Inc., UTS	10,398	124,256
Facebook, Inc. (Class A Stock)*	12,947	3,390,819
FactSet Research Systems, Inc.	1,728	578,673
Fastenal Co.	6,308	284,428
Federal Realty Investment Trust	1,849	135,791
FedEx Corp.	1,029	258,814
Ferguson PLC	1,486	149,757
First American Financial Corp.	5,904	300,573
First Horizon National Corp.	9,538	89,943
First Republic Bank	4,648	506,911
Fiserv, Inc.*	15,102	1,556,261
FMC Corp.	3,814	403,941
Fortive Corp.	5,927	451,697
Franklin Resources, Inc.	7,332	149,206

A10

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Gaming & Leisure Properties, Inc., REIT	16,505	$ 609,530
GATX Corp.(a)	3,242	206,678
General Mills, Inc.	20,160	1,243,469
Genuine Parts Co.	9,464	900,689
Gilead Sciences, Inc.	27,467	1,735,640
Globus Medical, Inc. (Class A Stock)*	539	26,691
H&R Block, Inc.	2,026	33,004
Halliburton Co.	2	24
Hanover Insurance Group, Inc. (The)	1,833	170,799
Harley-Davidson, Inc.(a)	4,457	109,375
HCA Healthcare, Inc.	1,226	152,858
HEICO Corp.	545	57,040
Helmerich & Payne, Inc.	1	15
Henry Schein, Inc.*	600	35,268
Hershey Co. (The)	10,186	1,460,061
Hess Corp.	394	16,126
Hewlett Packard Enterprise Co.	76,257	714,528
Hologic, Inc.*	1,950	129,617
Home Depot, Inc. (The)	15,307	4,250,907
Honeywell International, Inc.	8,820	1,451,860
Hormel Foods Corp.	10,183	497,847
HP, Inc.	11,466	217,739
Hubbell, Inc.	3,455	472,782
IDACORP, Inc.	4,497	359,310
IDEXX Laboratories, Inc.*	2,055	807,841
IHS Markit Ltd.	1,680	131,897
Illumina, Inc.*	124	38,326
Intel Corp.	65,391	3,385,946
Intercontinental Exchange, Inc.	1,291	129,165
International Paper Co.	1,491	60,445
Interpublic Group of Cos., Inc. (The)	22,975	382,993
Intuit, Inc.	2,137	697,111
Invesco Ltd.	9,813	111,966
Johnson & Johnson	21,101	3,141,517
JPMorgan Chase & Co.	24,032	2,313,561
Kellogg Co.	1,460	94,301
Keurig Dr. Pepper, Inc.(a)	6,717	185,389
Kinder Morgan, Inc.	4,893	60,331
Kohl’s Corp.	7,821	144,923
L3Harris Technologies, Inc.	3,124	530,580
Laboratory Corp. of America Holdings*	1,106	208,227
Landstar System, Inc.	756	94,870
Lennox International, Inc.	1,171	319,226
Lincoln National Corp.	11,576	362,676
Live Nation Entertainment, Inc.*	2,658	143,213
Lockheed Martin Corp.	2,752	1,054,787
Lowe’s Cos., Inc.	8,332	1,381,946
Lululemon Athletica, Inc.*	2,817	927,835
Lyft, Inc. (Class A Stock)*	1,339	36,889
Macerich Co. (The), REIT(a)	1,636	11,108
Marathon Oil Corp.	21,187	86,655
MarketAxess Holdings, Inc.	148	71,275
Marsh & McLennan Cos., Inc.	5,584	640,485
Masco Corp.	2,846	156,900
MasTec, Inc.*(a)	3,674	155,043
Mastercard, Inc. (Class A Stock)	6,219	2,103,079
McCormick & Co., Inc.(a)	6,561	1,273,490
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
McDonald’s Corp.	955	$ 209,613
McKesson Corp.	6,086	906,388
Medtronic PLC	8,855	920,212
Merck & Co., Inc.	27,543	2,284,692
Mercury Systems, Inc.*	1,022	79,164
MetLife, Inc.	2,761	102,626
Microsoft Corp.	67,230	14,140,486
Moderna, Inc.*(a)	2,393	169,305
Moody’s Corp.	6,459	1,872,141
Morgan Stanley	6,390	308,957
MSA Safety, Inc.	615	82,515
NetApp, Inc.	7,597	333,052
Netflix, Inc.*	4,141	2,070,624
New York Community Bancorp, Inc.	18,699	154,641
Nexstar Media Group, Inc. (Class A Stock)	4,618	415,297
NextEra Energy, Inc.	6,944	1,927,377
NIKE, Inc. (Class B Stock)	10,226	1,283,772
Nordstrom, Inc.(a)	21,886	260,881
Northrop Grumman Corp.	1,936	610,789
NVIDIA Corp.	8,992	4,866,650
Old Dominion Freight Line, Inc.	2,508	453,747
Omnicom Group, Inc.	1,654	81,873
ONEOK, Inc.	5,918	153,750
Oshkosh Corp.	3,849	282,902
PayPal Holdings, Inc.*	20,172	3,974,489
Penn National Gaming, Inc.*	2,332	169,536
PepsiCo, Inc.	27,043	3,748,160
Pfizer, Inc.	44,346	1,627,498
Phillips 66	7,693	398,805
Pinnacle West Capital Corp.	3,466	258,390
Pioneer Energy Services Corp.*^	925	35,921
PPD, Inc.*	1,439	53,229
PPG Industries, Inc.	10,502	1,282,084
Procter & Gamble Co. (The)	13,207	1,835,641
Progressive Corp. (The)	3,731	353,214
Prologis, Inc., REIT	27,286	2,745,517
Prosperity Bancshares, Inc.	693	35,918
QIAGEN NV*	2,235	116,515
Quest Diagnostics, Inc.	3,136	359,041
Qurate Retail, Inc. (Class A Stock)	2	14
Ralph Lauren Corp.	8,405	571,288
Raytheon Technologies Corp.	4,585	263,821
Regeneron Pharmaceuticals, Inc.*	807	451,742
Reliance Steel & Aluminum Co.	1,606	163,876
ResMed, Inc.	738	126,515
Robert Half International, Inc.	5,387	285,188
Rockwell Automation, Inc.	603	133,070
Roku, Inc.*	1,589	300,003
Roper Technologies, Inc.	1,218	481,244
S&P Global, Inc.	5,532	1,994,839
salesforce.com, Inc.*	15,952	4,009,057
Schlumberger NV	17,879	278,197
ServiceMaster Global Holdings, Inc.*	1,176	46,899
ServiceNow, Inc.*	2,049	993,765
Sherwin-Williams Co. (The)	857	597,106
Silicon Laboratories, Inc.*	175	17,124
Sirius XM Holdings, Inc.(a)	109,787	588,458

A11

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Snap-on, Inc.	2,140	$ 314,858
State Street Corp.	4,154	246,457
Steel Dynamics, Inc.	8,954	256,353
Strategic Education, Inc.	373	34,118
Stryker Corp.	3,356	699,290
T. Rowe Price Group, Inc.	3,140	402,611
TD Ameritrade Holding Corp.	2,167	84,838
TEGNA, Inc.	5,191	60,994
Teladoc Health, Inc.*(a)	3,804	833,989
Teledyne Technologies, Inc.*	686	212,804
Telephone & Data Systems, Inc.	9,119	168,154
Tenaris SA	4,335	21,604
Tesla, Inc.*	6,694	2,871,793
Texas Instruments, Inc.	6,362	908,430
Thermo Fisher Scientific, Inc.	2,014	889,221
TJX Cos., Inc. (The)	12,529	697,239
Trane Technologies PLC	1,069	129,616
Travelers Cos., Inc. (The)	2,044	221,140
Trex Co., Inc.*	1,048	75,037
Twitter, Inc.*	33,970	1,511,665
UDR, Inc., REIT	3,350	109,244
UGI Corp.	2,426	80,009
United Airlines Holdings, Inc.*	3,968	137,888
United Parcel Service, Inc. (Class B Stock)	195	32,493
UnitedHealth Group, Inc.	8,377	2,611,697
Unum Group	9,275	156,098
Vail Resorts, Inc.	1,897	405,901
Valero Energy Corp.	7,735	335,080
Veeva Systems, Inc. (Class A Stock)*	2,493	701,007
Verisk Analytics, Inc.	5,628	1,042,925
Verizon Communications, Inc.	21,347	1,269,933
ViacomCBS, Inc. (Class B Stock)	6,188	173,326
VICI Properties, Inc., REIT	38,983	911,033
Visa, Inc. (Class A Stock)(a)	21,320	4,263,360
VMware, Inc. (Class A Stock)*(a)	7,842	1,126,660
W.W. Grainger, Inc.	2,496	890,498
Walmart, Inc.	2,150	300,807
Walt Disney Co. (The)	7,319	908,142
Wayfair, Inc. (Class A Stock)*(a)	1,492	434,187
Wells Fargo & Co.	70,810	1,664,743
West Pharmaceutical Services, Inc.	514	141,299
Weyerhaeuser Co., REIT	2,182	62,231
Williams Cos., Inc. (The)	12,744	250,420
Willis Towers Watson PLC	878	183,344
Wyndham Destinations, Inc.	1,642	50,508
Xcel Energy, Inc.	5,861	404,468
XPO Logistics, Inc.*	591	50,034
Xylem, Inc.	15,424	1,297,467
Zebra Technologies Corp. (Class A Stock)*	126	31,810
Zions Bancorp NA	1,367	39,944
Zoetis, Inc.	7,249	1,198,767
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Zoom Video Communications, Inc. (Class A Stock)*(a)	325	$ 152,786
		244,040,683

Total Common Stocks (cost $404,126,463)		435,547,581
Exchange-Traded Fund — 0.4%
United States
SPDR Bloomberg Barclays High Yield Bond ETF	92,136	9,607,021
(cost $8,505,764)
Preferred Stocks — 0.1%
Brazil — 0.1%
Azul SA (PRFC)*	18,278	79,675
Banco Bradesco SA (PRFC)	404,389	1,403,433
Cia Energetica de Minas Gerais (PRFC)	37,395	67,187
Gol Linhas Aereas Inteligentes SA*	4,539	13,837
Itau Unibanco Holding SA (PRFC)	64,730	260,723
Itausa SA (PRFC)	6	9
Metalurgica Gerdau SA (PRFC)	7,136	11,932
Petroleo Brasileiro SA (PRFC)	15,288	53,629
Randon SA Implementos e Participacoes (PRFC)	4,700	10,185
		1,900,610
Colombia — 0.0%
Bancolombia SA (PRFC)	1,129	7,287
Germany — 0.0%
Sartorius AG (PRFC)	70	28,746
Volkswagen AG (PRFC)*	1,431	229,829
		258,575
Russia — 0.0%
Surgutneftegas PJSC (PRFC)	41,172	20,793

Total Preferred Stocks (cost $2,912,895)		2,187,265

	Units
Rights* — 0.0%
China — 0.0%
Legend Holdings Corp., expiring 10/02/20^	1,076	—
United States — 0.0%
Bristol-Myers Squibb Co., CVR, expiring 12/31/20	7,493	16,859

Total Rights (cost $17,234)		16,859
Warrants* — 0.0%
United States
SM Energy Co., expiring 06/30/23	8,760	13,841
(cost $0)

A12

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 3.7%
Cayman Islands — 0.0%
CIFC Funding Ltd.,
Series 2014-04RA, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.473%(c)	10/17/30	250	$ 240,628
United States — 3.7%
AmeriCredit Automobile Receivables Trust,
Series 2017-03, Class C
2.690%	06/19/23	1,720	1,749,179
Avant Loans Funding Trust,
Series 2020-REV01, Class A, 144A
2.170%	05/15/29	2,800	2,791,125
Avid Automobile Receivables Trust,
Series 2019-01, Class A, 144A
2.620%	02/15/24	423	427,633
College Loan Corp. Trust,
Series 2004-01, Class A4, 3 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.435%(c)	04/25/24	351	327,734
Consumer Loan Underlying Bond Certificate Issuer Trust,
Series 2019-HP01, Class A, 144A
2.590%	12/15/26	1,851	1,871,928
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
0.928%(c)	11/25/34	81	77,275
CPS Auto Receivables Trust,
Series 2020-B, Class A, 144A
1.150%	07/17/23	785	787,156
Drive Auto Receivables Trust,
Series 2017-03, Class D, 144A
3.530%	12/15/23	1,888	1,918,978
Series 2017-AA, Class D, 144A
4.160%	05/15/24	978	989,401
Series 2017-BA, Class D, 144A
3.720%	10/17/22	463	464,964
Series 2018-01, Class D
3.810%	05/15/24	2,289	2,340,578
Series 2018-02, Class C
3.630%	08/15/24	654	657,136
Series 2018-02, Class D
4.140%	08/15/24	2,810	2,917,656
Series 2018-03, Class C
3.720%	09/16/24	807	814,131
Series 2018-03, Class D
4.300%	09/16/24	1,070	1,117,771
Series 2018-04, Class C
3.660%	11/15/24	1,280	1,295,772
Series 2018-04, Class D
4.090%	01/15/26	520	543,076
Series 2019-01, Class B
3.410%	06/15/23	922	926,296
Series 2019-01, Class C
3.780%	04/15/25	750	770,822
Series 2019-01, Class D
4.090%	06/15/26	2,700	2,834,220
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2019-04, Class C
2.510%	11/17/25	1,000	$ 1,023,224
Series 2020-01, Class C
2.360%	03/16/26	2,340	2,397,393
Series 2020-02, Class A2A
0.850%	07/17/23	1,982	1,985,131
Series 2020-02, Class A3
0.830%	05/15/24	1,150	1,155,125
Series 2020-02, Class B
1.420%	03/17/25	950	960,948
Series 2020-02, Class C
2.280%	08/17/26	610	627,196
DT Auto Owner Trust,
Series 2019-03A, Class C, 144A
2.740%	04/15/25	1,200	1,220,933
Series 2020-02A, Class A, 144A
1.140%	01/16/24	1,184	1,188,686
Exeter Automobile Receivables Trust,
Series 2019-04A, Class C, 144A
2.440%	09/16/24	2,070	2,113,791
Series 2020-01A, Class B, 144A
2.260%	04/15/24	2,180	2,212,376
Series 2020-02A, Class A, 144A
1.130%	08/15/23	1,729	1,734,758
Series 2020-03A, Class B
0.790%	09/16/24	1,220	1,220,423
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,060	1,167,598
Marlette Funding Trust,
Series 2018-03A, Class B, 144A
3.860%	09/15/28	2,046	2,057,879
Series 2018-04A, Class A, 144A
3.710%	12/15/28	257	258,521
Series 2019-01A, Class A, 144A
3.440%	04/16/29	709	715,669
Series 2019-02A, Class A, 144A
3.130%	07/16/29	942	952,422
Series 2019-04A, Class A, 144A
2.390%	12/17/29	1,094	1,104,498
Series 2020-01A, Class A, 144A
2.240%	03/15/30	1,235	1,244,640
Series 2020-02A, Class A, 144A
1.020%	09/16/30	1,993	1,995,919
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,380	2,548,331
Prosper Marketplace Issuance Trust,
Series 2019-02A, Class A, 144A
3.200%	09/15/25	67	67,220
Series 2019-04A, Class A, 144A
2.480%	02/17/26	452	454,265
Santander Drive Auto Receivables Trust,
Series 2016-03, Class D
2.800%	08/15/22	1,805	1,817,786
Series 2017-02, Class D
3.490%	07/17/23	947	962,329
A13

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2019-01, Class C
3.420%	04/15/25	2,500	$ 2,562,431
Series 2019-01, Class D
3.650%	04/15/25	2,500	2,598,831
Series 2020-02, Class B
0.960%	11/15/24	400	401,286
Series 2020-02, Class C
1.460%	09/15/25	1,010	1,022,255
Series 2020-03, Class B
0.690%	03/17/25	2,510	2,510,837
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	1,660	1,758,130
SoFi Consumer Loan Program LLC,
Series 2017-01, Class A, 144A
3.280%	01/26/26	85	84,836
Series 2017-03, Class A, 144A
2.770%	05/25/26	125	126,135
Series 2017-06, Class A2, 144A
2.820%	11/25/26	253	254,513
SoFi Consumer Loan Program Trust,
Series 2018-01, Class A2, 144A
3.140%	02/25/27	611	615,421
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	23	22,771
Toyota Auto Loan Extended Note Trust,
Series 2020-01A, Class A, 144A
1.350%	05/25/33	1,310	1,344,351
Upgrade Receivables Trust,
Series 2019-02A, Class A, 144A
2.770%	10/15/25	525	526,430
Upstart Securitization Trust,
Series 2020-01, Class A, 144A
2.322%	04/22/30	1,915	1,928,445
Westlake Automobile Receivables Trust,
Series 2018-03A, Class C, 144A
3.610%	10/16/23	2,500	2,535,159
Series 2018-03A, Class D, 144A
4.000%	10/16/23	660	681,273
Series 2019-01A, Class B, 144A
3.260%	10/17/22	800	808,718
Series 2020-02A, Class B, 144A
1.320%	07/15/25	1,260	1,267,449
Series 2020-02A, Class C, 144A
2.010%	07/15/25	1,110	1,125,927
			80,985,090

Total Asset-Backed Securities (cost $80,090,345)			81,225,718
Bank Loans — 1.2%
Canada — 0.0%
GFL Environmental, Inc.,
Effective Date Incremental Term Loan, 3 Month LIBOR + 3.000%
4.000%(c)	05/30/25	163	162,099
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Canada (cont’d.)
Titan Acquisition Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000%
3.361%(c)	03/28/25		742	$ 699,657
Xplornet Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
4.897%(c)	06/10/27		217	211,948
				1,073,704
Jersey — 0.0%
Capri Acquisitions Bidco Ltd.,
Initial Dollar Term Loan, 3 Month LIBOR + 3.000%
3.261%(c)	11/01/24		10	10,423
Luxembourg — 0.2%
Altice Financing SA,
Term Loan
—%(p)	07/15/25		32	30,857
Camelot Co.,
Term Loan
—%(p)	10/30/26		122	121,441
Intelsat Jackson Holdings SA,
DIP Term Loan, 6 Month LIBOR + 5.500%
6.500%(c)	07/13/22		278	281,751
Tranche B-3 Term Loan, PRIME + 4.750%
8.000%(c)	11/27/23		97	96,869
Tranche B-4 Term Loan, PRIME + 5.500%
8.750%(c)	01/02/24		282	283,375
Tranche B-5 Term Loan
8.625%	01/02/24		1,237	1,246,695
Invictus US Newco LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.750%
6.897%(c)	03/30/26		61	56,860
Ortho-Clinical Diagnostics, Inc.,
Euro Term Loan, 3 Month EURIBOR + 3.500%
3.500%(c)	06/30/25	EUR	995	1,119,924
Second Amendment New Term Loan, 1 Month LIBOR + 3.250%
3.406%(c)	06/30/25		157	150,027
				3,387,799
Saint Lucia — 0.0%
Digicel International Finance Ltd.,
Initial Term B Loan (First Lien), 6 Month LIBOR + 3.250%
3.800%(c)	05/27/24		212	185,437
United Kingdom — 0.1%
Alpha Bidco, Inc.,
Initial Term B-1 Loan, 3 Month LIBOR + 3.000%
4.000%(c)	01/31/24		1,216	1,194,901
Connect Finco SARL,
Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	12/11/26		27	25,863
				1,220,764
United States — 0.9%
Advanced Disposal Services, Inc.,
Additional Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	11/10/23		32	32,239

A14

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
AHP Health Partners, Inc.,
Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	06/30/25	173	$ 172,690
Airbnb, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 7.500%
8.500%(c)	04/17/25	56	59,351
A-L Parent LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
4.250%(c)	12/01/23	84	64,900
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	07/12/24	43	42,090
Ascend Performance Materials Operations LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%
6.250%(c)	08/27/26	463	461,389
AVSC Holding Corp.,
Initial Loan (Second Lien), 6 Month LIBOR + 7.250%
8.250%(c)	09/01/25	333	92,062
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	10/02/25	235	227,928
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	06/21/24	1,281	1,191,073
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
3.523%(c)	04/03/24	132	124,139
BY Crown Parent LLC,
Initial B-1 Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	02/02/26^	7	7,098
CCC Information Services, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%
4.000%(c)	04/29/24	28	28,043
Chobani LLC,
New Term Loan (First Lien), 1 Month LIBOR + 3.500%
4.500%(c)	10/10/23	168	165,665
Clear Channel Outdoor Holdings, Inc.,
Term B Loan, 3 Month LIBOR + 3.500%
3.761%(c)	08/21/26	910	827,195
Consol Energy, Inc.,
Initial Term B Loan, 1 Month LIBOR + 4.500%
4.650%(c)	09/27/24	156	122,534
CPG International LLC,
New Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	05/05/24	79	78,640
Diamond BC BV,
Initial USD Term Loan, 3 Month LIBOR + 3.000%
3.261%(c)	09/06/24	379	353,678
Dun & Bradstreet Corp. (The),
Initial Term Borrowing, 1 Month LIBOR + 3.750%
3.895%(c)	02/06/26	355	351,013
Endo Luxembourg Finance Co.,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.000%(c)	04/29/24	157	149,778
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
3.897%(c)	10/10/25	540	$ 386,177
Epicor Software Corp.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.750%
8.750%(c)	07/31/28	71	72,479
Term B Loan (2020), 1 Month LIBOR + 4.250%
5.250%(c)	07/30/27	198	196,541
Financial & Risk Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
3.397%(c)	10/01/25	219	217,034
Forterra Finance LLC,
Replacement Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	10/25/23	74	73,600
Frontier Communications Corp.,
Term B-1 Loan, PRIME + 2.750%
6.000%(c)	06/15/24	1,873	1,838,971
Gentiva Health Services, Inc.,
Term B Loan (First Lien), 1 Month LIBOR + 3.250%
3.438%(c)	07/02/25	185	180,953
Golden Nugget LLC,
Initial B Term Loan, 2 Month LIBOR + 2.500%
3.250%(c)	10/04/23	225	200,533
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
3.397%(c)	12/01/23	148	147,095
Illuminate Buyer LLC,
Term Loan, 1 Month LIBOR + 4.000%
4.147%(c)	06/30/27	215	213,029
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%
3.397%(c)	02/25/27	232	225,846
Initial Loan (Second Lien)
7.125%	02/25/25	495	501,806
Jaguar Holding Co. II,
2018 Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	08/18/22	81	80,601
Jefferies Finance LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.250%
3.438%(c)	06/03/26	—	67
JetBlue Airways Corp.,
Term Loan, 3 Month LIBOR + 5.250%
6.250%(c)	06/17/24	44	43,081
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/04/23^	43	49,003
Lealand Finance Co. BV,
Make-Whole Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	06/28/24	14	10,764
Ligado Networks LLC,
Junior Loan, 3 Month LIBOR + 12.500%
13.500%(c)	12/07/20	1,000	523,661
Milano Acquisition Corp,
Term Loan
—%(p)	08/17/27	430	424,625

A15

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
Mileage Plus Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%
6.250%(c)	06/21/27	137	$ 139,205
Mitchell International, Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
7.397%(c)	12/01/25	114	107,682
Momentive Performance Materials, Inc.,
Initial Dollar Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.410%(c)	05/15/24	90	86,164
New LightSquared LLC,
Loan, 2 Month LIBOR + 11.750%
12.750%(c)	12/07/20	1,178	1,084,674
Northwest Fiber LLC,
Term B Loan (First Lien), 1 Month LIBOR + 5.500%
5.656%(c)	04/30/27	166	165,669
Omnitracs LLC,
Term Loan
—%(p)	10/01/28^	53	51,940
Panther BF Aggregator, LP,
Initial Dollar Term Loan (First Lien), 1 Month LIBOR + 3.500%
3.647%(c)	04/30/26^	215	209,432
Parexel International Corp.,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.897%(c)	09/27/24	186	178,002
Peak 10 Holding Corp.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.250%
7.501%(c)	08/01/25	76	44,121
PetSmart, Inc.,
Amended Loan, 6 Month LIBOR + 3.500%
4.500%(c)	03/11/22	692	689,949
Pug LLC,
USD Term B Loan, 1 Month LIBOR + 3.500%
3.647%(c)	02/12/27	198	174,195
Quorum Health Corp.,
Term Loan (Exit), 3 Month LIBOR + 8.250%
9.250%(c)	04/29/25	224	206,941
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
4.000%(c)	11/03/23	24	23,049
Radiate Holdco LLC,
Term B Loan, 1 Month LIBOR + 3.500%
4.250%(c)	09/25/26	32	31,729
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.397%(c)	05/30/25	7	6,860
Ryan Specialty Group LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.000%(c)	09/01/27	146	144,723
Sedgwick Claims Management Services, Inc.,
2020 Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	09/03/26	124	122,530
Term Loan
—%(p)	12/31/25	611	589,170
Sequa Mezzanine Holdings LLC,
Extended Term Loan (First Lien), 3 Month LIBOR + 6.750%
7.750%(c)	11/28/23	207	195,688
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
United States (cont’d.)
Skymiles Ip Ltd,
Term Loan
—%(p)	10/20/27	307	$ 309,303
Sophia LP Ellucian,
Term Loan
—%(p)	09/15/28	384	381,216
Sophia, LP,
Term B Loan, 1 Month LIBOR + 3.250%
4.250%(c)	09/30/22	11	11,107
Term Loan
—%(p)	09/23/27	1,016	1,008,697
Sotera Health Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%
5.500%(c)	12/11/26	506	503,569
Sotheby’s,
Initial Term Loan, 1 Month LIBOR + 5.500%
6.500%(c)	01/15/27	263	261,364
Spirit AeroSystems, Inc.,
Term Loan
—%(p)	01/30/25^	192	191,520
SRS Distribution, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	05/23/25	457	443,325
Surgery Center Holdings, Inc.,
2020 Incremental Term Loan, 1 Month LIBOR + 8.000%
9.000%(c)	09/03/24	13	13,043
Tempo Acquisition LLC,
Extended Term Loan, 1 Month LIBOR + 3.250%
3.750%(c)	11/02/26	23	22,403
TIBCO Software, Inc.,
Term Loan (Second Lien), 1 Month LIBOR + 7.250%
7.400%(c)	03/03/28	266	258,685
Ultimate Software Group, Inc.,
2020 Incremental Term Loan (First Lien), 3 Month LIBOR + 4.000%
4.750%(c)	05/04/26	143	142,419
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
3.897%(c)	05/04/26	96	94,826
Veritas Us Inc,
Initial Dollar Term B-2020 Loan, 3 Month LIBOR + 5.500%
6.500%(c)	09/01/25	1,082	1,055,702
Verscend Holding Corp.,
Term B Loan, 1 Month LIBOR + 4.500%
4.647%(c)	08/27/25	1,094	1,083,736
Zayo Group Holdings, Inc.,
Term Loan
—%(p)	03/09/27	1,104	1,069,400
			21,039,409

Total Bank Loans (cost $27,977,082)			26,917,536
Commercial Mortgage-Backed Securities — 1.2%
United States
Banc of America Commercial Mortgage Trust,
Series 2015-UBS07, Class B
4.505%(cc)	09/15/48	240	259,520

A16

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
BANK,
Series 2019-BN23, Class A3
2.920%	12/15/52	580	$ 648,647
Series 2020-BN28, Class A4
1.844%	03/15/63	450	461,771
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A5
2.919%	08/15/52	190	210,293
Benchmark Mortgage Trust,
Series 2019-B15, Class A5
2.928%	12/15/72	540	601,037
Series 2020-B19, Class A5
1.850%	09/15/53	975	1,001,315
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class AM
3.691%	05/10/58	840	926,304
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A2
2.674%	04/10/48	58	57,410
Series 2016-GC36, Class A5
3.616%	02/10/49	370	414,762
Series 2017-P08, Class AS
3.789%(cc)	09/15/50	680	766,751
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	186	190,270
Series 2013-LC06, Class AM
3.282%	01/10/46	190	197,954
Series 2014-CR17, Class A5
3.977%	05/10/47	360	395,250
Series 2014-UBS06, Class A5
3.644%	12/10/47	350	383,917
DBJPM Mortgage Trust,
Series 2016-C01, Class B
4.195%(cc)	05/10/49	220	233,376
Fannie Mae-Aces,
Series 2020-M42, Class A2
1.270%	07/25/30	1,940	1,935,562
FHLMC Multifamily Structured Pass-Through Certificates,
Series K064, Class A2
3.224%	03/25/27	600	684,885
Series K090, Class A2
3.422%	02/25/29	1,090	1,284,386
Series K106, Class A2
2.069%	01/25/30	1,170	1,266,787
Series K115, Class A2
1.383%	06/25/30	1,920	1,973,371
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class AS
4.085%	05/10/45	160	165,414
Series 2014-GC20, Class A5
3.998%	04/10/47	490	532,145
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	250	270,099
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2013-C17, Class A3
3.928%	01/15/47	482	$ 516,501
Series 2015-C33, Class A4
3.770%	12/15/48	870	980,042
Series 2016-C01, Class A5
3.576%	03/15/49	490	548,536
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C05, Class A3
4.171%	08/15/46	29	29,871
Series 2012-CBX, Class AS
4.271%	06/15/45	170	177,433
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A4
3.102%	05/15/46	590	617,155
Series 2013-C13, Class A4
4.039%	11/15/46	310	335,537
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	163,254
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4
3.244%	03/15/45	330	335,804
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	360	399,509
Series 2015-UBS08, Class A3
3.540%	12/15/48	1,180	1,301,604
Series 2019-L03, Class AS
3.490%	11/15/52	380	427,708
Series 2020-L04, Class A3
2.698%	02/15/53	800	873,994
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	650	680,678
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	500	537,985
Series 2018-C46, Class AS
4.382%	08/15/51	770	909,527
WFRBS Commercial Mortgage Trust,
Series 2012-C08, Class AS
3.660%	08/15/45	340	352,869
Series 2012-C10, Class AS
3.241%	12/15/45	390	384,732
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	450	486,949
Series 2014-C23, Class AS
4.210%(cc)	10/15/57	450	497,531
Series 2014-C25, Class B
4.236%(cc)	11/15/47	210	219,496

Total Commercial Mortgage-Backed Securities (cost $25,173,593)			25,637,941

A17

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Convertible Bonds — 0.1%
United States
DISH Network Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/24		248	$ 224,766
3.375%	08/15/26		372	341,131
Liberty Broadband Corp.,
Sr. Unsec’d. Notes, 144A
2.750%	09/30/50		601	644,951
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23		168	185,415
PDC Energy, Inc.,
Gtd. Notes
1.125%	09/15/21		214	205,496
Pioneer Energy Services Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% or PIK N/A
5.000%	11/15/25^		259	139,975

Total Convertible Bonds (cost $1,691,945)				1,741,734
Corporate Bonds — 22.6%
Austria — 0.0%
ams AG,
Sr. Unsec’d. Notes
6.000%	07/31/25	EUR	100	123,941
Belgium — 0.0%
Telenet Finance Luxembourg Notes Sarl,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		400	419,018
Brazil — 0.0%
Oi SA,
Gtd. Notes, Cash coupon 10.000% or PIK 4.000%
10.000%	07/27/25		20	19,292
Vale Overseas Ltd.,
Gtd. Notes
3.750%	07/08/30		195	200,506
6.250%	08/10/26		120	141,868
6.875%	11/21/36		372	484,013
				845,679
Canada — 0.9%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
4.000%	10/15/30		136	137,030
4.375%	01/15/28(a)		508	520,049
5.000%	10/15/25		1,087	1,114,559
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)		453	460,996
5.750%	04/15/25		244	260,308
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.050%	11/01/22(a)		910	940,786
Baytex Energy Corp.,
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27		77	34,884
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/22	56	$ 54,235
6.000%	10/15/22	34	31,599
6.125%	01/15/23	314	268,193
7.500%	12/01/24	472	362,477
7.500%	03/15/25	178	133,458
8.750%	12/01/21	319	323,248
Brookfield Finance LLC,
Gtd. Notes
3.450%	04/15/50	300	293,552
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
4.875%	02/15/30	145	135,665
6.250%	09/15/27	162	163,500
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.950%	06/23/23(a)	490	494,409
2.250%	01/28/25	122	128,600
2.606%(ff)	07/22/23	120	124,248
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22	65	63,413
3.800%	09/15/23	37	35,753
5.375%	07/15/25	614	592,828
5.400%	06/15/47	27	22,810
Fairstone Financial, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	187	193,417
Garda World Security Corp.,
Sr. Sec’d. Notes, 144A
4.625%	02/15/27	316	312,834
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	08/01/25	223	224,196
4.250%	06/01/25	64	64,745
5.125%	12/15/26	797	828,811
Sr. Unsec’d. Notes, 144A
7.000%	06/01/26(a)	495	521,594
8.500%	05/01/27(a)	316	343,965
Husky III Holding Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 13.000% or PIK 13.75%
13.000%	02/15/25	309	319,163
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	111	112,675
Intertape Polymer Group, Inc.,
Gtd. Notes, 144A
7.000%	10/15/26	142	149,562
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	214	216,264
5.250%	12/15/27	166	170,966

A18

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Canada (cont’d.)
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24(a)	521	$ 488,517
7.125%	02/01/27	178	159,764
Sec’d. Notes, 144A
6.500%	01/15/25(a)	515	504,173
National Bank of Canada,
Gtd. Notes, MTN
2.100%	02/01/23	370	382,366
New Gold, Inc.,
Gtd. Notes, 144A
6.375%	05/15/25	249	257,023
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27	370	394,078
Norbord, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/15/23	138	148,034
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	58	57,663
Open Text Corp.,
Gtd. Notes, 144A
3.875%	02/15/28	390	393,808
Open Text Holdings, Inc.,
Gtd. Notes, 144A
4.125%	02/15/30	443	455,544
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23	220	225,838
1.950%	01/17/23	785	811,279
2.250%	11/01/24	57	60,411
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25	2,425	2,458,508
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.100%	05/15/25(a)	380	408,724
Telesat Canada/Telesat LLC,
Gtd. Notes, 144A
6.500%	10/15/27	22	22,159
Sr. Sec’d. Notes, 144A
4.875%	06/01/27	173	174,121
Tervita Corp.,
Sec’d. Notes, 144A
7.625%	12/01/21	168	154,090
Titan Acquisition Ltd./Titan Co-Borrower LLC,
Sr. Unsec’d. Notes, 144A
7.750%	04/15/26(a)	357	353,320
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24	554	592,798
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
4.100%	04/15/30	220	253,929
4.875%	05/15/48	95	117,462
5.100%	03/15/49	25	31,971
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Canada (cont’d.)
Videotron Ltd.,
Gtd. Notes, 144A
5.125%	04/15/27		100	$ 105,313
				19,165,685
Chile — 0.0%
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	09/07/27		200	209,302
VTR Comunicaciones SpA,
Sr. Sec’d. Notes, 144A
5.125%	01/15/28		200	206,065
				415,367
China — 0.3%
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
3.400%	12/06/27(a)		490	549,062
4.000%	12/06/37(a)		770	913,984
4.200%	12/06/47(a)		1,200	1,517,848
Baidu, Inc.,
Sr. Unsec’d. Notes
4.375%	03/29/28		930	1,064,602
4.875%	11/14/28(a)		830	986,016
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23(a)		500	523,985
JD.com, Inc.,
Sr. Unsec’d. Notes
3.375%	01/14/30		1,160	1,255,445
3.875%	04/29/26		220	244,005
4.125%	01/14/50		370	403,711
				7,458,658
Finland — 0.0%
Citycon OYJ,
Sub. Notes
4.496%(ff)	—(rr)	EUR	100	102,367
Nokia OYJ,
Sr. Unsec’d. Notes
4.375%	06/12/27		19	20,166
6.625%	05/15/39		118	146,606
				269,139
France — 0.1%
Altice France SA,
Sr. Sec’d. Notes
5.875%	02/01/27	EUR	100	123,990
Sr. Sec’d. Notes, 144A
5.125%	01/15/29		200	200,123
5.500%	01/15/28(a)		396	400,328
7.375%	05/01/26(a)		995	1,043,547
8.125%	02/01/27		676	736,436

A19

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
BNP Paribas SA,
Jr. Sub. Notes, 144A
4.500%(ff)	—(rr)		220	$ 210,835
				2,715,259
Germany — 0.2%
ADLER Real Estate AG,
Sr. Unsec’d. Notes
3.000%	04/27/26	EUR	100	115,087
Atotech Alpha 2 BV,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23		516	519,558
Commerzbank AG,
Sub. Notes, EMTN
4.000%(ff)	12/05/30	EUR	100	119,728
Consus Real Estate AG,
Sr. Sec’d. Notes
9.625%	05/15/24	EUR	100	125,003
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24		465	468,019
Deutsche Telekom International Finance BV,
Gtd. Notes
8.750%	06/15/30		3	4,657
Nidda BondCo GmbH,
Sr. Unsec’d. Notes
7.250%	09/30/25	EUR	100	119,185
Nidda Healthcare Holding GmbH,
Sr. Sec’d. Notes
3.500%	09/30/24	EUR	100	114,397
Phoenix PIB Dutch Finance BV,
Gtd. Notes
2.375%	08/05/25	EUR	100	117,891
Tele Columbus AG,
Sr. Sec’d. Notes
3.875%	05/02/25	EUR	100	111,969
thyssenkrupp AG,
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	43	47,092
2.875%	02/22/24	EUR	64	70,451
Vertical Holdco GmbH,
Gtd. Notes, 144A
7.625%	07/15/28		200	211,229
Vertical Midco GmbH,
Sr. Sec’d. Notes
4.375%	07/15/27	EUR	100	119,297
Vertical US Newco, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	07/15/27(a)		983	1,021,617
ZF Finance GmbH,
Gtd. Notes, EMTN
3.000%	09/21/25	EUR	100	114,021
3.750%	09/21/28	EUR	100	113,698
				3,512,899
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
4.500%	09/15/23		290	$ 298,723
Virgin Media Vendor Financing Notes IV DAC,
Sr. Unsec’d. Notes, 144A
5.000%	07/15/28		741	740,023
				1,038,746
Italy — 0.1%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47	EUR	100	137,921
Autostrade per l’Italia SpA,
Gtd. Notes, EMTN
5.875%	06/09/24	EUR	100	130,529
Banca Monte dei Paschi di Siena SpA,
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	100	115,964
F-Brasile SpA/F-Brasile US LLC,
Sr. Sec’d. Notes, Series XR, 144A
7.375%	08/15/26		439	364,125
Rossini Sarl,
Sr. Sec’d. Notes
6.750%	10/30/25	EUR	100	123,499
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34		276	320,362
6.375%	11/15/33		241	287,778
7.200%	07/18/36		120	151,819
7.721%	06/04/38		212	281,798
Telecom Italia SpA,
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		275	298,613
Sr. Unsec’d. Notes, EMTN
4.000%	04/11/24	EUR	150	186,473
Unione di Banche Italiane SpA,
Sub. Notes, EMTN
5.875%(ff)	03/04/29	EUR	100	129,760
Unipol Gruppo SpA,
Sr. Unsec’d. Notes, EMTN
3.250%	09/23/30	EUR	100	118,650
				2,647,291
Japan — 0.4%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.048%	07/17/30		630	636,070
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
2.201%(ff)	07/10/31		1,705	1,723,683
2.555%(ff)	09/13/25		940	987,651
Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		287	287,811

A20

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Japan (cont’d.)
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
2.648%	01/16/25		700	$ 736,330
ORIX Corp.,
Sr. Unsec’d. Notes
2.900%	07/18/22		1,280	1,326,637
SoftBank Group Corp.,
Sr. Unsec’d. Notes
4.500%	04/20/25	EUR	100	123,107
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
1.474%	07/08/25(a)		1,470	1,495,244
2.130%	07/08/30		510	517,422
2.348%	01/15/25(a)		435	457,822
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
4.000%	11/26/21		700	726,059
				9,017,836
Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)		907	880,745
7.500%	05/15/26		206	217,998
Altice France Holding SA,
Gtd. Notes, 144A
6.000%	02/15/28(a)		447	425,810
Sr. Sec’d. Notes
8.000%	05/15/27	EUR	100	124,637
Sr. Sec’d. Notes, 144A
10.500%	05/15/27(a)		2,041	2,268,440
ARD Finance SA,
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27		794	789,144
Garfunkelux Holdco 3 SA,
Sr. Sec’d. Notes
7.500%	08/01/22	EUR	200	216,961
Intelsat Jackson Holdings SA,
Sr. Sec’d. Notes, 144A
8.000%	02/15/24(d)		49	49,771
Monitchem HoldCo 3 SA,
Sr. Sec’d. Notes
5.250%	03/15/25	EUR	100	119,160
Summer BC Holdco B SARL,
Sr. Sec’d. Notes
5.750%	10/31/26	EUR	100	115,436
				5,208,102
Netherlands — 0.3%
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25		250	281,998
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22(a)		345	357,866
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Netherlands (cont’d.)
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25	EUR	100	$ 119,576
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
2.700%	05/01/25		50	52,898
OCI NV,
Sr. Sec’d. Notes
3.625%	10/15/25	EUR	129	151,813
Sr. Sec’d. Notes, 144A
5.250%	11/01/24		200	206,152
PPF Telecom Group BV,
Sr. Sec’d. Notes, EMTN
3.250%	09/29/27	EUR	100	116,820
Shell International Finance BV,
Gtd. Notes
2.375%	11/07/29		1	1,057
Trivium Packaging Finance BV,
Gtd. Notes, 144A
8.500%	08/15/27(a)		1,413	1,524,107
Sr. Sec’d. Notes
3.750%	08/15/26	EUR	100	115,980
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		1,127	1,166,750
UPCB Finance VII Ltd.,
Sr. Sec’d. Notes
3.625%	06/15/29	EUR	100	117,538
Ziggo Bond Co. BV,
Gtd. Notes, 144A
5.125%	02/28/30		661	668,587
Ziggo BV,
Sr. Sec’d. Notes, 144A
4.875%	01/15/30		200	207,000
5.500%	01/15/27(a)		411	429,346
				5,517,488
Norway — 0.0%
Equinor ASA,
Gtd. Notes
2.750%	11/10/21		635	651,075
Portugal — 0.0%
Banco Espirito Santo SA,
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17(d)	EUR	300	54,282
4.750%	01/15/18(d)	EUR	400	89,203
				143,485
South Korea — 0.0%
Clark Equipment Co.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		190	197,376
Spain — 0.1%
Banco Santander SA,
Sr. Unsec’d. Notes
2.746%	05/28/25		400	419,693
3.500%	04/11/22		200	207,336

A21

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Spain (cont’d.)
Cirsa Finance International Sarl,
Sr. Sec’d. Notes
4.750%	05/22/25	EUR	100	$ 101,447
Sr. Sec’d. Notes, 144A
7.875%	12/20/23		200	185,036
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes
4.125%	08/01/25	EUR	100	118,212
Ferrovial Netherlands BV,
Gtd. Notes
2.124%(ff)	—(rr)	EUR	100	110,210
NH Hotel Group SA,
Sr. Sec’d. Notes
3.750%	10/01/23	EUR	116	124,261
Telefonica Europe BV,
Gtd. Notes
4.375%(ff)	—(rr)	EUR	100	123,694
Jr. Sub. Notes
5.875%(ff)	—(rr)	EUR	100	128,936
Tendam Brands SAU,
Sr. Sec’d. Notes, 3 Month EURIBOR + 5.250% (Cap N/A, Floor 5.250%)
5.250%(c)	09/15/24	EUR	100	96,141
				1,614,966
Sweden — 0.1%
Heimstaden Bostad AB,
Jr. Sub. Notes
3.248%(ff)	—(rr)	EUR	100	117,465
Intrum AB,
Sr. Unsec’d. Notes
3.000%	09/15/27	EUR	100	102,042
Svenska Handelsbanken AB,
Gtd. Notes, MTN
2.450%	03/30/21		1,600	1,617,207
Verisure Midholding AB,
Gtd. Notes
5.750%	12/01/23	EUR	100	117,538
Volvo Car AB,
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	100	117,245
				2,071,497
Switzerland — 0.1%
Credit Suisse AG,
Sr. Unsec’d. Notes
1.000%	05/05/23		535	540,146
2.800%	04/08/22		315	326,150
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
5.100%(ff)	—(rr)		200	192,298
5.250%(ff)	—(rr)		200	200,866
6.375%(ff)	—(rr)		385	410,835
7.500%(ff)	—(rr)		200	210,065
Dufry One BV,
Gtd. Notes
2.000%	02/15/27	EUR	100	98,381
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Switzerland (cont’d.)
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50		314	$ 337,293
				2,316,034
United Kingdom — 0.6%
Ashtead Capital, Inc.,
Gtd. Notes, 144A
4.000%	05/01/28		210	217,875
Atotech Alpha 3 BV/Alpha US Bidco, Inc.,
Gtd. Notes, 144A
6.250%	02/01/25(a)		1,617	1,635,434
Barclays PLC,
Sub. Notes
5.200%	05/12/26		200	222,038
BAT Capital Corp.,
Gtd. Notes
2.764%	08/15/22		380	393,561
3.734%	09/25/40		75	74,862
3.984%	09/25/50		100	98,836
4.758%	09/06/49		10	10,889
Connect Finco SARL/Connect US Finco LLC,
Sr. Sec’d. Notes, 144A
6.750%	10/01/26		2,298	2,306,931
Diageo Capital PLC,
Gtd. Notes
2.000%	04/29/30		1,325	1,365,424
2.125%	04/29/32		200	207,446
eG Global Finance PLC,
Sr. Sec’d. Notes
6.250%	10/30/25	EUR	142	166,097
Sr. Sec’d. Notes, 144A
8.500%	10/30/25		274	288,522
FCE Bank PLC,
Sr. Unsec’d. Notes, EMTN
1.615%	05/11/23	EUR	100	112,848
GlaxoSmithKline Capital PLC,
Gtd. Notes
0.534%	10/01/23		550	550,420
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
4.200%	03/18/43		84	107,671
HBOS Capital Funding LP,
Gtd. Notes
6.850%	—(rr)		210	213,160
Heathrow Finance PLC,
Sr. Sec’d. Notes
4.125%	09/01/29	GBP	100	118,482
HSBC Holdings PLC,
Jr. Sub. Notes
6.000%(ff)	—(a)(rr)		418	429,633
LHC3 PLC,
Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%
4.125%	08/15/24	EUR	100	117,834

A22

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Neptune Energy Bondco PLC,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/25		200	$ 178,041
Reynolds American, Inc.,
Gtd. Notes
5.850%	08/15/45		230	278,865
Rolls-Royce PLC,
Gtd. Notes, EMTN
0.875%	05/09/24	EUR	100	101,821
1.625%	05/09/28	EUR	100	93,989
Santander UK PLC,
Sr. Unsec’d. Notes
3.750%	11/15/21		700	724,619
Stonegate Pub Co. Financing PLC,
Sr. Sec’d. Notes
8.250%	07/31/25	GBP	100	119,474
Synlab Bondco PLC,
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.750%(c)	07/01/25	EUR	100	118,828
Unilever Capital Corp.,
Gtd. Notes
2.200%	05/05/22		870	894,738
Unique Pub Finance Co. PLC (The),
Sec’d. Notes, Series N
6.464%	03/30/32	GBP	200	250,592
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
4.500%	08/15/30		248	254,673
5.500%	05/15/29		485	520,422
				12,174,025
United States — 19.1%
3M Co.,
Sr. Unsec’d. Notes
2.650%	04/15/25		300	325,868
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39		490	561,509
4.250%	11/21/49		230	271,773
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28		147	151,297
Sr. Unsec’d. Notes, 144A
5.000%	04/15/29		111	112,632
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
1.350%	09/15/30		90	87,963
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		103	106,660
Adient US LLC,
Sr. Sec’d. Notes, 144A
9.000%	04/15/25		144	159,477
Adobe, Inc.,
Sr. Unsec’d. Notes
1.900%	02/01/25		245	259,065
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
2.150%	02/01/27	680	$ 728,647
ADT Security Corp. (The),
Sr. Sec’d. Notes
4.125%	06/15/23	17	17,803
Sr. Sec’d. Notes, 144A
4.875%	07/15/32(a)	417	425,947
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.000%	09/30/27	291	304,068
AHP Health Partners, Inc.,
Gtd. Notes, 144A
9.750%	07/15/26(a)	218	234,507
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25	215	219,482
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40	160	170,111
2.800%	05/15/50	145	152,969
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26	318	315,660
4.625%	01/15/27	591	604,521
4.875%	02/15/30	400	418,279
5.875%	02/15/28	133	142,010
Allegion PLC,
Gtd. Notes
3.500%	10/01/29	105	114,839
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24	300	318,039
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/27(a)	1,323	1,386,913
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	1,842	1,958,401
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	653	710,169
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29(a)	491	530,895
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	728	995,940
Sr. Unsec’d. Notes
1.450%	10/02/23	155	154,710
3.050%	06/05/23	70	72,716
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	200	207,907
4.000%	01/31/24	1,000	1,098,096
4.450%	05/06/50	55	61,448
4.800%	02/14/29	815	963,927
5.800%	02/14/39	220	280,513

A23

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.250%	08/22/57	130	$ 176,708
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	22	22,491
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	380	403,369
3.500%	01/15/31	150	171,428
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	100	132,296
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	121	116,800
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26	168	174,287
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	48	48,672
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	05/05/21	1,100	1,110,863
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	07/08/25	240	241,731
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25	175	176,561
3.375%	10/15/26(a)	601	665,286
4.400%	02/15/26	130	148,981
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30	65	71,195
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	440	481,055
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.800%	05/15/30	440	469,226
3.450%	12/15/27	355	405,291
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	705	728,755
Amphenol Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	70	73,419
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	174	184,839
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	70	74,937
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25	55	$ 59,843
ANGI Group LLC,
Gtd. Notes, 144A
3.875%	08/15/28	219	217,381
Anthem, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25	30	31,874
Aon Corp.,
Gtd. Notes
2.800%	05/15/30	190	205,705
Aon PLC,
Gtd. Notes
2.800%	03/15/21	860	867,622
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44	39	33,120
4.750%	04/15/43(a)	294	260,942
4.875%	11/15/27	148	139,973
5.100%	09/01/40	50	44,805
5.250%	02/01/42	25	22,356
5.350%	07/01/49	56	49,470
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	100	123,775
Sr. Unsec’d. Notes, Series Z
3.700%	05/01/50	210	239,501
Apple, Inc.,
Sr. Unsec’d. Notes
1.800%	09/11/24	310	324,338
3.000%	02/09/24	235	253,185
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24	465	510,793
APX Group, Inc.,
Sr. Sec’d. Notes
7.875%	12/01/22	39	39,096
8.500%	11/01/24	106	112,169
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26	133	134,478
Gtd. Notes, 144A
5.000%	04/01/25(a)	283	286,948
5.000%	02/01/28(a)	148	149,019
6.375%	05/01/25(a)	400	416,075
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.750%	03/27/25	415	450,714
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.250%	04/01/28	430	405,196
6.875%	04/01/27	292	280,213
Arconic Corp.,
Sr. Sec’d. Notes, 144A
6.000%	05/15/25(a)	320	341,510

A24

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	586	$ 592,907
5.250%	04/30/25	244	254,959
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	678	690,289
Ares Capital Corp.,
Sr. Unsec’d. Notes
3.250%	07/15/25(a)	1,195	1,185,134
4.200%	06/10/24	830	862,483
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.350%	05/15/50	30	33,167
3.500%	12/01/49	40	44,768
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.500%	03/01/28	105	105,398
4.750%	03/01/30	128	128,460
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25	289	297,252
6.875%	08/01/25(a)	569	581,495
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	04/01/22	961	954,969
ASGN, Inc.,
Gtd. Notes, 144A
4.625%	05/15/28	8	8,041
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	76	76,653
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43	370	359,050
3.300%	02/01/52	200	188,122
3.500%	02/01/61	170	161,812
4.450%	04/01/24(a)	700	782,271
4.800%	06/15/44	240	285,957
4.850%	03/01/39	396	475,130
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31	270	268,491
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	100	115,377
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28(a)	903	936,136
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24(a)	765	799,674
Avaya, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	09/15/28	659	672,889
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		166	$ 169,286
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
4.750%	06/15/27		150	154,483
Ball Corp.,
Gtd. Notes
2.875%	08/15/30		215	212,520
4.875%	03/15/26		139	155,043
5.250%	07/01/25		13	14,714
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26		1,388	1,466,507
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—(rr)		239	258,179
Jr. Sub. Notes, Series DD
6.300%(ff)	—(rr)		215	243,160
Jr. Sub. Notes, Series X
6.250%(ff)	—(rr)		171	183,006
Jr. Sub. Notes, Series Z
6.500%(ff)	—(rr)		163	180,941
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23		331	347,509
Sr. Unsec’d. Notes, MTN
0.981%(ff)	09/25/25		270	269,731
1.319%(ff)	06/19/26		970	976,047
2.496%(ff)	02/13/31		320	334,527
2.676%(ff)	06/19/41		470	478,524
2.881%(ff)	04/24/23(a)		650	672,170
3.864%(ff)	07/23/24		326	353,111
4.244%(ff)	04/24/38		500	608,005
Sub. Notes
6.110%	01/29/37		150	211,405
Banner Health,
Unsec’d. Notes
3.181%	01/01/50		26	28,129
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)		703	772,323
Bausch Health Cos., Inc.,
Gtd. Notes
4.500%	05/15/23	EUR	400	465,463
Gtd. Notes, 144A
5.000%	01/30/28(a)		182	176,873
5.250%	01/30/30(a)		239	234,940
5.500%	03/01/23		287	286,464
5.875%	05/15/23		9	8,972
6.125%	04/15/25		230	235,411
6.250%	02/15/29(a)		1,335	1,374,170
7.000%	01/15/28		357	378,579
9.000%	12/15/25		259	282,262
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		185	189,755

A25

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26		216	$ 235,644
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22(a)		375	387,904
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.150%	11/15/43		200	271,740
6.125%	04/01/36		195	278,020
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.200%	08/15/48		300	382,848
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23(a)		600	636,121
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29(a)		746	754,034
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28(a)		324	327,657
Block Communications, Inc.,
Gtd. Notes, 144A
4.875%	03/01/28		148	151,232
Blue Cube Spinco LLC,
Gtd. Notes
10.000%	10/15/25		42	44,390
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	05/01/25		255	278,022
5.150%	05/01/30		1,150	1,298,263
5.805%	05/01/50		865	1,043,395
5.930%	05/01/60		865	1,068,297
Boise Cascade Co.,
Gtd. Notes, 144A
4.875%	07/01/30		100	107,500
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.625%	04/13/30		100	119,759
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28(a)		351	359,753
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26(a)		642	679,682
Sr. Sec’d. Notes
6.500%	10/02/25	EUR	100	121,055
Sr. Sec’d. Notes, 144A
7.125%	10/02/25		557	594,881
Boyd Gaming Corp.,
Gtd. Notes
4.750%	12/01/27		129	126,441
6.375%	04/01/26		79	82,138
Gtd. Notes, 144A
8.625%	06/01/25		305	334,304
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	203	$ 213,115
BP Capital Markets America, Inc.,
Gtd. Notes
2.112%	09/16/21	720	731,040
Brand Industrial Services, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	07/15/25(a)	324	306,066
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25	89	92,701
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,150	1,169,987
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	35	37,471
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.125%	01/15/25(a)	460	490,904
Broadcom, Inc.,
Gtd. Notes
3.150%	11/15/25	200	215,687
4.150%	11/15/30(a)	505	566,928
4.300%	11/15/32(a)	1,264	1,443,962
5.000%	04/15/30	962	1,134,797
Brown & Brown, Inc.,
Sr. Unsec’d. Notes
2.375%	03/15/31	100	100,637
Buckeye Partners LP,
Sr. Unsec’d. Notes
3.950%	12/01/26	58	54,097
5.600%	10/15/44	191	169,606
5.850%	11/15/43	145	134,570
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25	32	30,556
4.500%	03/01/28	173	167,129
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	06/01/27	91	97,474
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	130	141,287
4.375%	09/01/42	150	189,294
5.400%	06/01/41	30	41,831
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	184	189,218
5.375%	07/15/26	51	53,021
BY Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24	541	550,073
BY Crown Parent LLC/BY Bond Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	01/31/26(a)	558	567,484

A26

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27		200	$ 199,925
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28		200	203,245
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25(a)		1,549	1,615,453
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27		833	882,511
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25(a)		584	601,702
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		234	67,330
6.250%	04/15/23		284	92,034
6.375%	07/01/26		211	51,551
8.250%	07/15/25		217	59,129
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28		678	694,903
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		856	856,446
5.000%	02/01/31		825	840,710
5.125%	03/15/28		455	470,698
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30		70	76,092
Camelot Finance SA,
Sr. Sec’d. Notes, 144A
4.500%	11/01/26(a)		316	323,806
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.125%	04/24/50(a)		540	543,131
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20		975	975,000
3.450%	04/30/21		634	643,577
Carnival Corp.,
Sec’d. Notes, 144A
9.875%	08/01/27		113	119,362
10.500%	02/01/26		88	96,702
Sr. Sec’d. Notes
10.125%	02/01/26	EUR	100	124,740
Sr. Sec’d. Notes, 144A
11.500%	04/01/23		523	585,978
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
1.923%	02/15/23		75	77,136
2.700%	02/15/31		205	213,833
3.377%	04/05/40(a)		520	543,618
Castle US Holding Corp.,
Sr. Unsec’d. Notes, 144A
9.500%	02/15/28		357	340,103
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Catalent Pharma Solutions, Inc.,
Gtd. Notes
2.375%	03/01/28	EUR	124	$ 139,805
Gtd. Notes, 144A
5.000%	07/15/27		56	58,545
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
0.650%	07/07/23		265	266,156
Sr. Unsec’d. Notes, MTN
1.950%	11/18/22		225	232,380
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		750	806,525
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)		1,340	1,384,835
4.500%	08/15/30(a)		645	677,182
4.500%	05/01/32		663	691,771
4.750%	03/01/30		369	390,642
5.000%	02/01/28		164	172,318
5.125%	05/01/27		328	345,088
5.375%	06/01/29		645	698,828
CD&R Smokey Buyer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/25		168	177,428
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27		37	38,895
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29		84	90,145
CDW LLC/CDW Finance Corp.,
Gtd. Notes
3.250%	02/15/29		276	275,557
4.125%	05/01/25		164	169,021
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Sr. Sec’d. Notes, 144A
5.500%	05/01/25		627	642,723
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes
0.000%	04/15/99^		356	—
0.000%	12/31/99^		69	—
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30		431	439,450
3.375%	02/15/30		79	81,829
4.250%	12/15/27		6	6,277
4.625%	12/15/29		1,302	1,403,331
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26		3	3,166
5.375%	08/15/26(a)		567	601,312
Centennial Resource Production LLC,
Gtd. Notes, 144A
6.875%	04/01/27		244	99,289

A27

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	200	$ 218,888
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	521	528,801
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26(a)	1,277	1,307,772
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	419	473,730
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	371	416,805
Sr. Unsec’d. Notes, Series W
6.750%	12/01/23	327	358,948
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24(a)	90	100,718
ChampionX Corp.,
Gtd. Notes
6.375%	05/01/26	266	254,942
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Gtd. Notes, 144A
5.750%	03/01/25(a)	1,405	1,424,401
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.250%	05/01/28	42	43,982
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	1,500	1,588,237
5.375%	04/01/38	400	482,747
5.375%	05/01/47	1,330	1,576,981
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	48	48,627
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
3.700%	11/15/29	80	82,983
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	303	310,597
5.625%	10/01/26(a)	320	332,848
Sr. Sec’d. Notes
5.250%	10/01/25	33	33,746
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28(a)	1,212	1,245,098
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25	130	134,670
2.236%	05/11/30	40	42,404
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	567	587,682
Choice Hotels International, Inc.,
Sr. Unsec’d. Notes
3.700%	12/01/29(a)	529	559,601
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
3.700%	01/15/31		65	$ 68,387
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	02/15/25(a)		1,093	1,057,931
8.000%	03/15/26(a)		881	864,489
8.625%	01/15/24		366	364,118
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28		409	415,010
5.500%	04/01/27		419	435,882
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23(a)		559	604,788
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24		444	457,968
8.000%	10/15/25		45	47,543
CIT Group, Inc.,
Jr. Sub. Notes, Series A
5.800%(ff)	—(rr)		290	232,313
Sr. Unsec’d. Notes, MTN
6.000%	04/01/36		526	513,629
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		201	196,220
Citibank NA,
Sr. Unsec’d. Notes
3.650%	01/23/24(a)		535	586,083
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	—(rr)		490	474,233
Sr. Unsec’d. Notes
1.678%(ff)	05/15/24		190	194,572
2.572%(ff)	06/03/31(a)		440	460,683
2.976%(ff)	11/05/30		355	382,806
3.106%(ff)	04/08/26		1,375	1,482,662
3.142%(ff)	01/24/23		1,000	1,031,673
4.650%	07/23/48		250	327,435
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/30(a)		700	745,117
Clarios Global LP,
Sr. Sec’d. Notes, 144A
6.750%	05/15/25(a)		780	822,645
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27(a)		1,453	1,503,259
Sr. Sec’d. Notes
4.375%	05/15/26	EUR	101	118,798
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)		907	951,030
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.125%	07/15/29		149	161,610

A28

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Clear Channel International BV,
Sr. Sec’d. Notes, 144A
6.625%	08/01/25	469	$ 480,342
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24	372	360,731
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	1,171	1,122,938
Clearway Energy Operating LLC,
Gtd. Notes, 144A
4.750%	03/15/28	160	166,839
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	223	227,460
Colfax Corp.,
Gtd. Notes, 144A
6.375%	02/15/26	248	263,309
Comcast Corp.,
Gtd. Notes
2.650%	08/15/62(a)	500	473,251
3.250%	11/01/39	150	166,667
3.700%	04/15/24	590	651,193
4.049%	11/01/52	140	171,789
4.600%	10/15/38	289	368,591
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	150	160,128
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)	324	328,316
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27	30	31,191
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	378	387,700
6.000%	03/01/26	369	384,630
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26	161	165,200
9.750%	08/15/26	297	304,412
Gtd. Notes, 144A
7.500%	05/15/25	140	132,978
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.400%	11/01/48	330	447,400
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	79	99,570
Consolidated Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	10/01/28	187	190,930
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.125%	05/15/49	130	156,148
Sr. Unsec’d. Notes, Series A
4.200%	03/15/42	150	178,395
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	40	$ 43,029
3.750%	05/01/50	90	100,083
Constellium SE,
Gtd. Notes, 144A
6.625%	03/01/25(a)	452	462,815
Sr. Unsec’d. Notes, 144A
5.625%	06/15/28(a)	626	636,473
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	219	208,661
4.900%	06/01/44	183	138,183
5.000%	09/15/22(a)	323	320,526
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25	1,497	1,517,188
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	206	208,736
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32	762	779,269
Covanta Holding Corp.,
Gtd. Notes
5.000%	09/01/30	64	64,583
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26	140	145,409
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	122	126,622
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	590	597,559
3.250%	01/15/51	140	138,918
3.650%	09/01/27	765	856,888
5.250%	01/15/23	470	517,085
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	41	48,713
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	1,153	1,088,190
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30(a)	427	434,476
Sr. Unsec’d. Notes
5.250%	06/01/24	390	418,220
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,989	1,996,322
5.750%	01/15/30	200	212,492
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28	249	258,281

A29

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
CVR Energy, Inc.,
Gtd. Notes, 144A
5.750%	02/15/28	86	$ 74,212
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21	825	835,743
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25	68	70,200
5.625%	07/15/27	144	146,866
Gtd. Notes, 144A
6.450%	11/03/36	520	495,062
6.750%	09/15/37	334	323,139
Dealer Tire LLC/DT Issuer LLC,
Sr. Unsec’d. Notes, 144A
8.000%	02/01/28(a)	305	312,248
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	40	43,557
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.850%	07/15/25	55	64,144
6.100%	07/15/27	100	118,174
8.100%	07/15/36	199	260,992
8.350%	07/15/46	718	949,670
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25	282	310,074
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	185	189,853
4.750%	10/20/28	540	560,229
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	252	178,321
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	819	788,627
4.750%	05/31/25	110	118,567
Diebold Nixdorf, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	07/15/25	88	92,809
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	518	527,072
5.875%	07/15/22	534	553,525
6.750%	06/01/21(a)	325	333,089
7.750%	07/01/26(a)	678	745,677
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25	191	212,362
Dollar General Corp.,
Sr. Unsec’d. Notes
3.500%	04/03/30	720	820,543
4.125%	04/03/50	360	428,189
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	50	$ 66,231
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	160	180,270
4.050%	09/15/42	200	235,955
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	200	219,516
DTE Energy Co.,
Sr. Unsec’d. Notes, Series B
2.600%	06/15/22	180	185,840
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	580	626,747
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	95	100,090
3.750%	09/01/46	45	51,106
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	95	96,692
3.800%	07/15/28	600	704,076
3.850%	11/15/42	400	473,295
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
10.250%	02/15/27	283	319,925
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	333	357,864
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
2.169%	05/01/23	30	30,280
3.766%	11/15/20	350	351,431
eBay, Inc.,
Sr. Unsec’d. Notes
2.700%	03/11/30	345	365,892
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28	130	136,807
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28	1,439	1,412,968
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28	53	53,008
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	35	35,202
4.625%	04/01/31	94	94,000
4.750%	02/01/30	49	49,731
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26	598	594,784
5.750%	01/30/28(a)	468	471,312
6.625%	07/15/25	308	316,354

A30

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	104	$ 76,840
Sec’d. Notes, 144A
9.500%	07/31/27	112	117,050
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	17	17,157
4.750%	06/15/28	188	194,370
6.375%	07/15/26	67	72,007
7.750%	01/15/27	59	64,453
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30	60	58,150
5.000%	05/15/50	228	210,219
6.000%	06/15/48	106	106,570
6.500%	02/01/42	155	162,102
EnLink Midstream LLC,
Gtd. Notes
5.375%	06/01/29	91	73,645
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	20	17,206
4.400%	04/01/24	205	184,506
4.850%	07/15/26	48	41,492
5.050%	04/01/45	35	22,268
5.600%	04/01/44	182	117,403
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	171	176,923
Entercom Media Corp.,
Sec’d. Notes, 144A
6.500%	05/01/27	252	220,464
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30	250	270,613
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	40	45,072
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28	279	280,767
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25(a)	321	331,051
6.500%	07/01/27	256	271,165
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	286	260,734
8.750%	02/01/30	101	119,283
Equifax, Inc.,
Sr. Unsec’d. Notes
2.600%	12/15/25	70	75,006
3.100%	05/15/30	130	141,672
Equinix, Inc.,
Sr. Unsec’d. Notes
3.000%	07/15/50	130	129,038
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.200%	11/18/29(a)	3,010	$ 3,313,859
Essential Utilities, Inc.,
Sr. Unsec’d. Notes
3.566%	05/01/29	365	413,823
Evergy Kansas Central, Inc.,
First Mortgage
3.450%	04/15/50	190	215,347
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	110	118,374
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	260	305,642
Expedia Group, Inc.,
Gtd. Notes, 144A
4.625%	08/01/27	175	183,578
6.250%	05/01/25	490	539,555
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26(d)	309	78,848
7.375%	05/15/24(d)	711	181,772
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25	535	585,874
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28	63	65,060
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Sec’d. Notes, 144A
10.000%	04/15/25	466	504,881
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
3.400%	06/15/30	67	72,009
5.500%	09/01/22	35	37,905
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25	300	317,645
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN
1.800%	01/30/23	250	256,873
First Republic Bank,
Sr. Unsec’d. Notes
1.912%(ff)	02/12/24	910	932,616
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
1.600%	01/15/26	155	153,823
Flex Ltd.,
Sr. Unsec’d. Notes
3.750%	02/01/26	485	529,151
4.875%	05/12/30	285	324,726
Florida Power & Light Co.,
First Mortgage
3.990%	03/01/49	131	166,898
FMC Corp.,
Sr. Unsec’d. Notes
3.200%	10/01/26	565	623,936

A31

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.450%	10/01/29(a)	900	$ 1,006,022
4.500%	10/01/49	195	241,841
Ford Foundation (The),
Unsec’d. Notes
2.815%	06/01/70	5	5,213
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26	45	44,454
4.750%	01/15/43	79	71,557
5.291%	12/08/46	190	177,130
8.500%	04/21/23	181	197,315
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.087%	01/09/23	200	196,097
3.350%	11/01/22	691	683,214
3.810%	01/09/24	495	490,261
4.063%	11/01/24	200	199,614
5.125%	06/16/25	1,019	1,050,280
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	400	396,000
Forterra Finance LLC/FRTA Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	07/15/25	510	538,818
Fortress Transportation and Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
9.750%	08/01/27	36	38,519
Freeport-McMoRan, Inc.,
Gtd. Notes
4.375%	08/01/28(a)	345	356,914
4.625%	08/01/30(a)	801	842,215
5.450%	03/15/43	1,487	1,649,603
frontdoor, Inc.,
Gtd. Notes, 144A
6.750%	08/15/26	223	238,188
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26(d)	115	115,913
Sr. Sec’d. Notes, 144A
8.000%	04/01/27(d)	840	840,003
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/25	230	227,543
4.625%	07/15/24	320	323,462
Gap, Inc. (The),
Sr. Sec’d. Notes, 144A
8.875%	05/15/27	124	140,875
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30	402	407,129
4.500%	07/01/28	245	256,432
Gates Global LLC/Gates Corp.,
Gtd. Notes, 144A
6.250%	01/15/26	306	314,781
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28	80	81,035
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
6.625%	06/15/24	170	$ 182,772
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26	129	131,587
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	370	389,831
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25	75	83,113
General Electric Co.,
Sr. Unsec’d. Notes
3.625%	05/01/30	90	93,190
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	310	339,885
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	10/01/28	47	52,704
5.200%	04/01/45	60	64,617
5.950%	04/01/49	210	245,829
6.250%	10/02/43	110	129,916
6.800%	10/01/27	402	488,741
General Motors Financial Co., Inc.,
Jr. Sub. Notes, Series C
5.700%(ff)	—(rr)	110	109,984
Sr. Unsec’d. Notes
1.700%	08/18/23	880	882,080
2.750%	06/20/25	140	143,413
3.550%	07/08/22	10	10,331
4.150%	06/19/23(a)	695	736,622
5.200%	03/20/23	470	509,836
5.650%	01/17/29	52	60,686
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	143	121,851
6.000%	05/15/23	190	173,050
6.500%	10/01/25	86	73,735
7.750%	02/01/28	51	44,276
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	1,035	1,094,573
Genworth Mortgage Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/25	335	350,957
Georgetown University (The),
Sr. Unsec’d. Notes
2.943%	04/01/50	9	9,226
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
0.750%	09/29/23	160	160,273
2.600%	10/01/40	75	74,255
2.800%	10/01/50	55	54,124

A32

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29	110	$ 120,026
3.800%	04/01/21	245	248,223
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	115	116,521
4.000%	01/15/30	853	883,980
4.000%	01/15/31(a)	1,140	1,186,483
5.250%	06/01/25	1,023	1,111,896
5.300%	01/15/29	5	5,581
5.375%	11/01/23	210	223,682
5.375%	04/15/26	388	430,123
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27	54	56,264
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
9.875%	05/01/24	13	13,894
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	468	390,338
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series R
4.950%(ff)	—(a)(rr)	375	374,433
Sr. Unsec’d. Notes
2.350%	11/15/21	370	370,846
2.600%	02/07/30(a)	1,682	1,774,383
3.000%	04/26/22	800	811,549
3.500%	04/01/25(a)	490	540,156
3.625%	01/22/23	200	213,552
3.750%	02/25/26	100	112,494
3.800%	03/15/30	630	725,188
4.017%(ff)	10/31/38	780	910,395
4.411%(ff)	04/23/39	230	277,394
5.750%	01/24/22	600	640,706
Sub. Notes
6.750%	10/01/37	150	217,062
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
9.500%	05/31/25	153	166,175
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26	70	73,779
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	76	79,088
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/01/29	91	91,524
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21	460	267,381
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	62	64,807
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23(a)	362	$ 366,492
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28	114	111,830
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27(a)	335	355,034
Hackensack Meridian Health, Inc.,
Sec’d. Notes
2.675%	09/01/41	20	19,897
2.875%	09/01/50	1	977
Halliburton Co.,
Sr. Unsec’d. Notes
5.000%	11/15/45	40	40,852
Hanesbrands, Inc.,
Gtd. Notes, 144A
5.375%	05/15/25	92	97,412
Harvest Midstream I LP,
Sr. Unsec’d. Notes, 144A
7.500%	09/01/28	207	206,821
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.900%	11/19/29	74	77,838
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	999	1,017,401
5.375%	09/01/26	401	442,909
5.625%	09/01/28(a)	596	682,171
5.875%	02/01/29	464	543,299
Sr. Sec’d. Notes
5.250%	06/15/49	260	315,453
5.500%	06/15/47	5	6,189
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26(a)	842	885,270
Hershey Co. (The),
Sr. Unsec’d. Notes
2.650%	06/01/50	30	30,519
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	320	347,271
5.800%	04/01/47	275	303,720
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.125%	06/15/28	174	173,588
5.625%	02/15/26	53	53,912
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23	880	967,206
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24	96	96,414
4.875%	01/15/30	54	55,654
5.125%	05/01/26	949	973,339

A33

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Gtd. Notes, 144A
5.375%	05/01/25(a)	431	$ 447,674
5.750%	05/01/28(a)	291	306,647
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27	97	99,759
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
5.000%	02/01/28	234	229,362
Hologic, Inc.,
Gtd. Notes, 144A
3.250%	02/15/29	140	141,151
4.625%	02/01/28	168	177,104
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49	253	281,614
5.875%	12/16/36	117	175,136
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series I
3.500%	09/15/30	90	86,136
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	365	363,722
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	42	42,736
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.870%	02/23/22	165	174,741
6.875%	05/01/25	261	288,368
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25	250	261,920
3.000%	06/17/27	310	334,619
3.400%	06/17/30	110	117,845
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26(a)	1,123	1,163,150
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes
5.250%	08/01/26	127	134,978
Humana, Inc.,
Sr. Unsec’d. Notes
3.950%	08/15/49(a)	265	313,345
4.625%	12/01/42	160	199,574
4.875%	04/01/30(a)	220	274,814
4.950%	10/01/44	410	542,913
Huntington National Bank (The),
Sr. Unsec’d. Notes
1.800%	02/03/23	760	779,912
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27	189	196,490
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24	130	131,441
5.250%	05/15/27(a)	366	381,853
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
6.250%	02/01/22		114	$ 115,024
6.375%	12/15/25		340	350,073
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23		1,001	1,085,525
4.750%	08/01/28		265	314,888
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	07/01/28		442	474,426
Indigo Natural Resources LLC,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/26		373	362,795
Installed Building Products, Inc.,
Gtd. Notes, 144A
5.750%	02/01/28		142	150,035
Intercontinental Exchange, Inc.,
Gtd. Notes
3.750%	12/01/25		550	623,378
Sr. Unsec’d. Notes
0.700%	06/15/23		620	622,080
3.000%	06/15/50(a)		1,380	1,446,714
4.250%	09/21/48		370	458,758
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.850%	05/13/22(a)		1,500	1,560,597
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
4.450%	09/26/28		130	152,512
International Game Technology PLC,
Sr. Sec’d. Notes
3.500%	06/15/26	EUR	100	111,383
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21		145	149,547
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		120	126,652
Intuit, Inc.,
Sr. Unsec’d. Notes
0.650%	07/15/23		85	85,359
0.950%	07/15/25		95	95,874
1.350%	07/15/27(a)		335	339,823
1.650%	07/15/30		255	259,477
IQVIA, Inc.,
Gtd. Notes
3.250%	03/15/25	EUR	200	236,249
Gtd. Notes, 144A
5.000%	10/15/26		303	316,782
5.000%	05/15/27		475	497,866
IRB Holding Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		132	140,928
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.500%	02/15/31		60	60,323
4.875%	09/15/29		33	33,549

A34

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
5.250%	07/15/30(a)	299	$ 311,619
5.625%	07/15/32	337	355,923
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26	30	30,600
Jaguar Holding Co. II/PPD Development LP,
Gtd. Notes, 144A
4.625%	06/15/25(a)	404	415,963
5.000%	06/15/28	624	650,844
James Hardie International Finance DAC,
Gtd. Notes, 144A
5.000%	01/15/28	200	209,679
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	200	206,275
5.875%	07/15/24	242	246,870
6.750%	02/15/28	245	266,994
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	604	670,615
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	42	42,261
4.875%	12/15/27	12	12,234
Sr. Sec’d. Notes, 144A
6.250%	05/15/25	113	120,459
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	06/07/21(a)	1,170	1,186,120
Johnson & Johnson,
Sr. Unsec’d. Notes
2.250%	09/01/50	90	88,573
2.450%	09/01/60	70	69,914
3.400%	01/15/38	275	325,340
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/01/28	108	113,659
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)	429	428,082
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)	277	269,151
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.738%(c)	—(rr)	195	187,027
Jr. Sub. Notes, Series R
6.000%(ff)	—(rr)	7	7,134
Jr. Sub. Notes, Series S
6.750%(ff)	—(rr)	75	81,330
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
3.616%(c)	—(rr)	150	139,459
Jr. Sub. Notes, Series X
6.100%(ff)	—(rr)	130	136,458
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.051%(c)	—(rr)	484	477,896
Sr. Unsec’d. Notes
2.700%	05/18/23	420	443,008
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
2.739%(ff)	10/15/30	1,160	$ 1,247,115
3.200%	01/25/23	200	212,576
3.250%	09/23/22	400	422,476
3.882%(ff)	07/24/38	100	117,666
4.023%(ff)	12/05/24	440	483,597
Sub. Notes
3.375%	05/01/23	960	1,020,861
3.875%	09/10/24	1,300	1,439,569
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	02/15/26	366	370,070
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25	108	107,738
KBR, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/28	172	173,032
Ken Garff Automotive LLC,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	135	132,770
Kentucky Utilities Co.,
First Mortgage
3.300%	06/01/50	140	152,713
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30	45	50,403
3.551%	05/25/21	640	653,034
KeyBank NA,
Sr. Unsec’d. Notes
1.250%	03/10/23	425	432,256
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	10/30/29(a)	408	445,476
4.600%	04/06/27	1,155	1,351,328
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.875%	02/07/50	104	114,464
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	03/01/43	80	88,665
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	257	264,186
5.000%	07/15/35	133	152,914
5.000%	06/04/42	10	10,942
5.200%	07/15/45	290	319,220
6.500%	02/09/40	185	235,284
6.875%	01/26/39	285	384,477
Gtd. Notes, 144A
3.875%	05/15/27	43	45,705
4.250%	03/01/31(a)	1,656	1,814,750
4.625%	10/01/39	102	108,306
4.875%	10/01/49	431	453,407
5.500%	06/01/50	1,400	1,599,269

A35

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/30/25		220	$ 230,462
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36		51	50,052
6.875%	11/01/35		465	458,503
Gtd. Notes, 144A
6.625%	10/01/30		132	134,697
Sr. Sec’d. Notes, 144A
6.875%	07/01/25		310	334,344
Lamar Media Corp.,
Gtd. Notes, 144A
4.000%	02/15/30		147	147,254
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	05/15/28		242	262,338
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25		239	238,173
3.500%	08/18/26		375	379,959
3.900%	08/08/29		417	417,084
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
6.750%	10/15/27(a)		600	626,684
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/49		90	97,462
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN
2.450%	02/05/14(d)	EUR	900	10,695
4.750%	01/16/14(d)	EUR	415	4,303
5.375%	10/17/12(d)	EUR	50	630
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25		53	57,957
4.875%	12/15/23		19	20,456
5.250%	06/01/26		230	258,677
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29(a)		523	516,742
4.250%	07/01/28		814	825,539
4.625%	09/15/27		202	207,470
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25		38	38,970
Life Storage LP,
Gtd. Notes
2.200%	10/15/30		210	209,982
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/25		141	148,517
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
6.375%	02/01/24		28	27,816
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Live Nation Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	05/15/27(a)	1,058	$ 1,141,324
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	06/15/30	45	46,740
2.500%	11/23/20	184	184,220
Logan Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	09/01/27	89	90,307
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/25	90	102,254
4.550%	04/05/49	70	89,721
5.125%	04/15/50	110	151,454
Macy’s, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/15/25(a)	482	498,231
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	42	42,894
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30(a)	390	408,774
3.300%	03/14/23	140	148,517
4.200%	03/01/48	150	188,957
4.350%	01/30/47	45	57,948
4.750%	03/15/39	1,150	1,518,203
4.900%	03/15/49(a)	611	849,993
Masco Corp.,
Sr. Unsec’d. Notes
2.000%	10/01/30	45	44,988
4.450%	04/01/25	100	114,338
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	26	27,756
5.750%	09/15/26	35	36,429
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	176	177,783
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	920	1,035,813
3.650%	06/01/49	1,308	1,600,932
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	113	94,563
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.625%	06/01/28(a)	395	406,552
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27(a)	151	162,556
6.750%	12/31/25(a)	561	591,699
Sr. Unsec’d. Notes
5.450%	11/01/41	137	128,549

A36

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
6.200%	10/01/40	28	$ 27,112
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	293	293,797
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
3.450%	06/15/27	1,249	1,394,157
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/30	105	112,196
2.700%	08/15/22	625	650,435
4.200%	08/15/47	50	63,046
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	800	823,035
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	148	179,645
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	162	163,958
6.250%	01/15/27(a)	178	184,735
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes
2.955%	01/01/50	11	11,866
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26	1,230	1,233,016
4.000%	03/07/49	110	139,302
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	68	56,693
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	64	70,825
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	24	23,838
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.250%	08/15/28	137	141,683
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	590	599,272
4.500%	01/15/28	688	701,330
5.625%	05/01/24(a)	520	551,585
5.750%	02/01/27	30	32,294
Gtd. Notes, 144A
4.625%	06/15/25	314	320,345
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	217	225,318
7.750%	03/15/22(a)	527	555,623
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Michaels Stores, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	10/01/27	145	$ 143,821
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25(a)	880	912,681
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23	220	228,561
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	189	195,425
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	1,130	1,177,049
Minerals Technologies, Inc.,
Gtd. Notes, 144A
5.000%	07/01/28	122	125,450
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	220	257,161
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28(a)	190	193,636
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20^(d)	566	—
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	255	261,949
2.125%	04/13/23	115	119,371
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.885%(c)	—(rr)	93	88,036
Sr. Unsec’d. Notes
5.750%	01/25/21	530	538,957
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	320	341,612
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	590	617,412
3.971%(ff)	07/22/38	680	804,193
4.300%	01/27/45(a)	330	417,496
Sub. Notes, MTN
4.100%	05/22/23	1,300	1,405,539
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30	205	203,940
4.600%	02/23/28	223	260,069
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24(a)	907	931,747
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30(a)	295	287,789
4.700%	04/15/48	80	80,867

A37

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29(a)	290	$ 301,308
5.000%	10/15/27	797	832,225
MSCI, Inc.,
Gtd. Notes, 144A
3.875%	02/15/31(a)	642	668,534
4.000%	11/15/29	91	95,549
Mueller Water Products, Inc.,
Gtd. Notes, 144A
5.500%	06/15/26	82	85,004
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50	50	52,250
3.850%	06/30/26	32	36,654
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
3.600%	12/01/29	24	23,290
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.700%	03/15/29	50	58,832
Sr. Unsec’d. Notes, MTN
1.750%	01/21/22	735	748,174
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28	178	177,616
6.000%	01/15/27	264	269,314
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	03/15/27	6	5,632
5.875%	10/25/24	17	16,914
6.750%	06/15/26	115	114,036
7.250%	09/25/23	97	100,153
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	37	37,285
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25	248	254,476
Sr. Sec’d. Notes, 144A
9.500%	05/01/25	54	60,657
NBCUniversal Enterprise, Inc.,
Jr. Sub. Notes, 144A
5.250%	—(rr)	100	100,213
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
10.250%	02/01/26	90	94,388
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	92	92,024
5.250%	10/01/30	94	93,971
5.750%	09/01/27	47	49,110
8.125%	04/15/25	77	85,132
NetApp, Inc.,
Sr. Unsec’d. Notes
2.375%	06/22/27	45	46,986
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	06/15/30	EUR	100	$ 127,320
4.875%	04/15/28		117	131,423
5.875%	11/15/28		758	904,399
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30		384	437,653
5.375%	11/15/29(a)		261	307,315
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		90	92,171
Sr. Unsec’d. Notes, 144A
9.750%	07/15/28		62	66,960
New Fortress Energy, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/25		882	921,901
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25		104	112,139
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		920	950,768
4.875%	03/15/42		100	136,228
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30(a)		410	425,922
2.750%	05/01/25		75	81,025
2.750%	11/01/29		35	37,957
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.500%	09/15/27(a)		7	7,533
NFP Corp.,
Sr. Sec’d. Notes, 144A
7.000%	05/15/25		76	81,055
Sr. Unsec’d. Notes, 144A
6.875%	08/15/28		447	452,336
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37(a)		385	489,853
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.625%	10/01/28		434	446,784
5.875%	10/01/30		377	391,905
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40(a)		596	680,574
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		245	239,897
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		140	183,653
Nordstrom, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/15/25(a)		591	646,113

A38

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Northern States Power Co.,
First Mortgage
2.600%	06/01/51		30	$ 30,514
3.600%	09/15/47		141	167,400
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	06/01/28		68	74,522
Northwestern University,
Unsec’d. Notes
2.640%	12/01/50		62	65,006
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30		867	846,750
5.875%	09/30/26		540	553,672
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		2	2,159
Sr. Sec’d. Notes, 144A
3.750%	06/15/24		165	176,457
4.450%	06/15/29(a)		246	271,512
NuStar Logistics LP,
Gtd. Notes
5.750%	10/01/25		121	125,045
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/50(a)		600	699,534
3.700%	04/01/60		90	107,149
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	08/15/22(a)		329	307,169
2.900%	08/15/24		185	156,999
3.000%	02/15/27		4	3,143
3.200%	08/15/26		13	10,318
4.100%	02/15/47		42	28,392
4.200%	03/15/48		230	157,987
4.300%	08/15/39		382	267,025
4.400%	04/15/46		339	241,619
4.400%	08/15/49		83	58,311
4.500%	07/15/44		142	101,985
4.625%	06/15/45		380	274,601
6.200%	03/15/40		560	466,648
6.600%	03/15/46		17	14,664
OI European Group BV,
Gtd. Notes
2.875%	02/15/25	EUR	100	115,486
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	04/01/27		750	805,242
ON Semiconductor Corp.,
Gtd. Notes, 144A
3.875%	09/01/28		277	281,249
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25		1,000	1,091,227
7.000%	05/01/32		100	149,087
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29	112	$ 116,589
6.625%	01/15/28	339	375,944
7.125%	03/15/26	200	223,331
8.875%	06/01/25	222	245,388
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	115	121,960
ONEOK, Inc.,
Gtd. Notes
2.750%	09/01/24	545	558,129
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25(a)	830	889,338
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/28	1,071	1,112,476
7.375%	06/01/25	925	943,309
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.293%	04/05/27	20	21,269
3.112%	02/15/40	30	32,032
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27	238	232,564
Owl Rock Capital Corp.,
Sr. Unsec’d. Notes
3.750%	07/22/25	730	727,749
4.000%	03/30/25	130	131,177
4.250%	01/15/26	141	142,753
5.250%	04/15/24	100	103,840
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	06/08/23	45	45,417
1.900%	02/07/23	680	703,156
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22	120	120,090
2.500%	02/01/31	80	75,783
3.150%	01/01/26	110	112,848
3.300%	08/01/40	25	22,910
3.500%	08/01/50	80	71,924
4.500%	07/01/40	60	61,474
4.950%	07/01/50	100	106,789
PacifiCorp,
First Mortgage
2.700%	09/15/30	400	441,002
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27(a)	1,215	1,271,688
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	84	84,267

A39

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
4.125%	02/15/28(a)	403	$ 380,837
5.250%	08/15/25	64	63,308
5.375%	01/15/25	27	26,948
5.625%	10/15/27	171	170,196
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	566	587,849
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.200%	09/26/22	1,160	1,199,034
2.850%	10/01/29	1,532	1,684,969
3.250%	06/01/50	65	71,788
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	05/15/25	709	730,246
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26	258	240,544
6.125%	09/15/24	105	101,311
Sr. Unsec’d. Notes
6.250%	12/01/25	116	107,116
Penske Automotive Group, Inc.,
Gtd. Notes
3.500%	09/01/25	170	168,684
5.500%	05/15/26	40	41,244
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.625%	05/01/30	920	943,509
2.750%	03/01/23(a)	600	634,121
4.000%	03/05/42	100	125,914
4.450%	04/14/46	410	541,263
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	325	327,991
Sr. Sec’d. Notes, 144A
5.875%	06/01/25(a)	740	757,929
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	26	43,097
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30	252	243,708
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	1,000	1,030,957
2.375%	08/17/22	1,000	1,034,685
2.500%	08/22/22	630	654,645
6.375%	05/16/38	590	873,747
Picasso Finance Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/25	365	393,260
Pike Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	09/01/28	143	143,521
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Pioneer Energy Services Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK N/A
11.000%	05/15/25^	383	$ 306,957
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	56	54,142
3.800%	09/15/30	130	126,203
4.300%	01/31/43	40	33,970
4.900%	02/15/45	80	73,004
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	224	230,402
5.000%	08/15/26	108	110,736
5.500%	12/15/29	33	35,412
5.625%	01/15/28	103	109,124
5.750%	03/01/27	4	4,204
Powdr Corp.,
Sr. Sec’d. Notes, 144A
6.000%	08/01/25	134	136,986
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25(a)	528	543,703
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50	14	14,525
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	266	269,261
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28(a)	490	499,491
Sr. Sec’d. Notes, 144A
3.375%	08/31/27	393	378,763
5.250%	04/15/24	156	162,962
5.750%	04/15/26	33	35,277
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.450%	03/25/25	75	81,135
2.800%	03/25/27	505	566,658
3.600%	03/25/50	510	644,296
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	100	103,278
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.950%	03/26/50	220	278,778
4.125%	04/15/47	1,017	1,301,577
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23	900	968,334
4.150%	09/15/21	250	256,273
PTC, Inc.,
Gtd. Notes, 144A
4.000%	02/15/28	144	148,127

A40

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Public Service Co. of Colorado,
First Mortgage
2.700%	01/15/51	80	$ 81,588
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	150	136,082
2.700%	05/01/50	190	197,579
Public Storage,
Sr. Unsec’d. Notes
3.385%	05/01/29	890	1,025,195
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48	105	130,218
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27	27	30,568
6.000%	02/15/35	163	201,502
6.375%	05/15/33	265	334,299
7.875%	06/15/32	24	33,120
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	393	285,458
5.375%	10/01/22(a)	388	319,972
Qorvo, Inc.,
Gtd. Notes, 144A
3.375%	04/01/31	351	357,272
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes, 144A
4.750%	11/15/25	76	78,797
QualityTech LP/QTS Finance Corp.,
Gtd. Notes, 144A
3.875%	10/01/28	271	272,734
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	741	745,001
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	1,101	1,130,436
Ralph Lauren Corp.,
Sr. Unsec’d. Notes
1.700%	06/15/22	325	331,098
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	178	171,670
5.000%	03/15/23(a)	190	180,524
5.875%	07/01/22	30	29,562
Rattler Midstream LP,
Gtd. Notes, 144A
5.625%	07/15/25	167	168,317
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23	43	46,464
Sr. Unsec’d. Notes, 144A
2.800%	03/15/22	190	195,873
Realogy Group LLC/Realogy Co-Issuer Corp.,
Sec’d. Notes, 144A
7.625%	06/15/25	93	97,222
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31		20	$ 22,047
4.650%	03/15/47		425	556,703
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)		686	751,878
Sr. Sec’d. Notes, 144A
4.500%	05/15/26	EUR	490	602,012
6.250%	05/15/26		133	142,388
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30(a)		1,365	1,335,292
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26		64	68,185
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27(a)		460	424,076
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24(a)		385	407,160
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.600%	04/15/25		45	51,740
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.125%	06/15/23		121	128,189
Sr. Sec’d. Notes, 144A
10.875%	06/01/23		85	94,795
11.500%	06/01/25		170	197,487
Royalty Pharma PLC,
Gtd. Notes, 144A
0.750%	09/02/23		20	19,959
1.200%	09/02/25		20	19,938
S&P Global, Inc.,
Gtd. Notes
2.300%	08/15/60		355	319,420
2.950%	01/22/27(a)		589	656,822
3.250%	12/01/49		180	206,400
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		539	584,935
Sr. Sec’d. Notes, 144A
4.500%	05/15/30(a)		1,198	1,348,219
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		37	36,060
7.375%	09/01/25		211	212,857
9.250%	04/15/25(a)		454	499,529
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	06/02/25		450	480,420
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24		266	272,552

A41

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sr. Unsec’d. Notes, 144A
3.875%	02/15/27(a)	800	$ 812,877
Science Applications International Corp.,
Gtd. Notes, 144A
4.875%	04/01/28	189	192,357
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28	74	74,227
7.250%	11/15/29	12	12,178
8.250%	03/15/26(a)	307	320,798
8.625%	07/01/25	146	152,362
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	38	38,239
Seagate HDD Cayman,
Gtd. Notes, 144A
4.125%	01/15/31	55	59,477
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33	69	88,516
SeaWorld Parks & Entertainment, Inc.,
Sec’d. Notes, 144A
9.500%	08/01/25	113	116,831
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	170	177,986
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	152	163,308
5.625%	11/01/24	33	35,633
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	200	208,156
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	329	327,269
4.375%	02/15/30	179	186,732
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	184	184,245
5.125%	06/01/29	43	47,677
Service Properties Trust,
Gtd. Notes
7.500%	09/15/25	250	266,037
Sr. Unsec’d. Notes
4.350%	10/01/24	31	28,017
4.500%	06/15/23	30	29,413
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24	57	58,309
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,654	1,610,535
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29(a)	860	945,700
3.125%	06/01/24	225	243,269
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
3.300%	05/15/50	60	$ 63,634
3.450%	06/01/27	724	814,939
3.800%	08/15/49	200	227,895
4.500%	06/01/47	230	286,195
Signature Aviation US Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/01/28(a)	318	295,203
Simmons Foods, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	01/15/24	329	344,627
Simon Property Group LP,
Sr. Unsec’d. Notes
3.500%	09/01/25	275	301,360
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30(a)	442	452,901
5.500%	07/01/29	459	493,502
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25(a)	936	996,578
SM Energy Co.,
Sec’d. Notes, 144A
10.000%	01/15/25(a)	589	562,086
Sr. Unsec’d. Notes
6.125%	11/15/22	27	21,081
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24(a)	1,019	1,065,086
Sophia LP/Sophia Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/23	10	10,004
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	160	161,276
3.650%	02/01/50	160	165,265
First Ref. Mortgage, Series C
4.125%	03/01/48	40	43,706
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	207	236,487
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	100	116,493
Southwestern Energy Co.,
Gtd. Notes
4.100%	03/15/22	286	281,908
7.500%	04/01/26	30	29,321
8.375%	09/15/28	81	79,452
Specialty Building Products Holdings LLC/SBP Finance Corp.,
Sr. Sec’d. Notes, 144A
6.375%	09/30/26	303	308,586
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	103	107,055
5.500%	07/15/30	111	117,079

A42

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	01/15/25	167	$ 167,822
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25	66	69,710
Spirit Realty LP,
Gtd. Notes
3.400%	01/15/30	30	29,804
4.000%	07/15/29	10	10,391
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	564	702,430
8.750%	03/15/32	857	1,254,720
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	98	112,719
7.625%	02/15/25	131	153,902
7.625%	03/01/26	253	305,724
7.875%	09/15/23	567	650,269
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	325	328,987
SRS Distribution, Inc.,
Gtd. Notes, 144A
8.250%	07/01/26(a)	223	237,937
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	1,194	1,266,906
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23	210	231,923
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	538	530,777
4.375%	07/15/30	347	355,904
5.000%	02/15/27	102	106,143
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	294	271,078
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21	45	44,602
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	181	193,642
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	127	132,179
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.000%	10/01/27	170	173,259
5.300%	04/01/44	90	84,248
5.400%	10/01/47	123	115,683
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	61	$ 61,459
5.500%	02/15/26	82	82,123
5.875%	03/15/28	4	4,109
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25(a)	764	761,614
10.000%	04/15/27(a)	274	291,636
Switch Ltd.,
Gtd. Notes, 144A
3.750%	09/15/28	298	300,932
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25	116	117,057
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	500	515,099
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	6	5,952
5.000%	01/15/28	568	554,117
5.125%	02/01/25	42	42,021
5.375%	02/01/27	11	11,023
5.875%	04/15/26(a)	32	32,839
6.500%	07/15/27	156	163,126
6.875%	01/15/29	226	242,286
Gtd. Notes, 144A
4.875%	02/01/31	268	259,826
5.500%	03/01/30	199	197,899
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	105	112,336
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	81	82,529
Teleflex, Inc.,
Gtd. Notes, 144A
4.250%	06/01/28	312	322,509
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	186	194,625
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25(a)	702	716,202
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	10	10,374
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)	405	394,614
Sec’d. Notes, 144A
6.250%	02/01/27	207	213,514
Sr. Sec’d. Notes
4.625%	07/15/24	157	157,529
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	352	354,198

A43

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
4.625%	06/15/28	102	$ 102,914
4.875%	01/01/26	477	483,068
5.125%	11/01/27	952	978,849
7.500%	04/01/25	134	144,723
Sr. Unsec’d. Notes
8.125%	04/01/22	616	684,838
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	51	50,620
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23	280	286,672
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	555	559,284
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25(a)	447	462,548
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	190	195,763
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.100%	08/15/47	390	496,347
4.133%	03/25/25	50	56,983
4.497%	03/25/30	25	30,848
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	100	108,359
6.550%	05/01/37	142	188,598
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28	170	181,887
Sr. Sec’d. Notes, 144A
3.750%	04/15/27	20	22,387
3.875%	04/15/30(a)	315	359,429
4.375%	04/15/40	695	812,730
4.500%	04/15/50(a)	625	745,872
Toll Brothers Finance Corp.,
Gtd. Notes
3.800%	11/01/29	30	31,779
4.350%	02/15/28	8	8,715
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30	50	53,879
3.950%	05/15/50	45	46,935
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	3,979	4,155,719
8.000%	12/15/25(a)	2,007	2,182,158
Transocean, Inc.,
Gtd. Notes, 144A
11.500%	01/30/27	45	18,009
TreeHouse Foods, Inc.,
Gtd. Notes
4.000%	09/01/28	101	102,116
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
TRI Pointe Group, Inc.,
Gtd. Notes
5.250%	06/01/27	120	$ 128,379
5.700%	06/15/28	40	43,698
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
5.875%	06/15/24	154	166,558
Triumph Group, Inc.,
Sr. Sec’d. Notes, 144A
8.875%	06/01/24(a)	647	688,923
Truist Bank,
Sr. Unsec’d. Notes
2.800%	05/17/22	1,200	1,245,158
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	08/05/25	970	988,838
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	50	49,476
U.S. Concrete, Inc.,
Gtd. Notes, 144A
5.125%	03/01/29	87	87,199
Uber Technologies, Inc.,
Gtd. Notes, 144A
6.250%	01/15/28	185	189,824
7.500%	11/01/23	50	51,972
7.500%	05/15/25	864	920,415
7.500%	09/15/27	400	426,968
8.000%	11/01/26	220	234,344
United Rentals North America, Inc.,
Gtd. Notes
4.000%	07/15/30	210	216,006
4.625%	10/15/25	86	87,930
Sec’d. Notes
3.875%	11/15/27	18	18,598
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
12.000%	06/01/25	381	405,645
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	275	287,298
2.375%	08/15/24	160	170,367
2.900%	05/15/50	100	104,830
3.125%	05/15/60(a)	340	362,944
4.250%	03/15/43	100	125,529
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25	102	108,073
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23	177	174,720
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	260	261,472
University of Chicago (The),
Unsec’d. Notes
2.547%	04/01/50	43	43,571

A44

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
2.761%	04/01/45	47	$ 48,662
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25	128	120,766
6.625%	06/01/27	546	535,601
Upjohn, Inc.,
Gtd. Notes, 144A
1.650%	06/22/25	45	46,007
2.700%	06/22/30	50	51,853
3.850%	06/22/40	50	54,010
4.000%	06/22/50	40	42,495
US Foods, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/15/25	108	114,288
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26	263	260,943
6.875%	09/01/27	228	225,179
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25	114	120,961
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30(a)	143	145,812
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/50	85	96,455
4.125%	03/15/29	791	931,449
5.500%	06/15/45	50	70,094
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	09/01/25(a)	505	520,693
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46	100	123,811
4.500%	08/10/33	1,356	1,713,427
4.522%	09/15/48	50	65,501
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26(a)	1,477	1,606,262
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	1,120	1,145,992
ViaSat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	648	666,058
Sr. Unsec’d. Notes, 144A
6.500%	07/15/28	421	422,013
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27(a)	480	472,152
4.125%	08/15/30	996	980,366
4.250%	12/01/26	1,014	1,019,099
4.625%	12/01/29	453	462,897
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Viper Energy Partners LP,
Gtd. Notes, 144A
5.375%	11/01/27	209	$ 206,937
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	150	158,952
2.000%	08/15/50	310	285,275
3.650%	09/15/47	265	324,538
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
4.300%	07/15/29	419	456,716
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27(a)	375	393,735
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22(a)	1,155	1,201,756
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A
4.875%	06/15/27	203	209,352
5.625%	10/01/24	151	160,446
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25(a)	205	205,692
Washington Gas Light Co.,
Sr. Unsec’d. Notes, MTN
3.650%	09/15/49	10	11,330
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.600%	02/01/30	81	87,004
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26	442	446,801
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
0.550%	09/15/23(a)	490	490,681
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	67	67,671
Wells Fargo & Co.,
Jr. Sub. Notes, Series U
5.875%(ff)	—(a)(rr)	282	303,523
Sr. Unsec’d. Notes, MTN
2.406%(ff)	10/30/25	213	223,387
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
2.082%(ff)	09/09/22	350	354,822
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25	501	545,400
7.250%	06/15/28	453	496,161
West Street Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	09/01/25	327	333,831

A45

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	142	$ 133,895
4.000%	07/01/22	32	32,197
4.100%	02/01/25	219	208,416
4.650%	07/01/26	103	100,092
4.750%	08/15/28	52	50,143
5.050%	02/01/30(a)	116	113,048
5.300%	03/01/48	309	250,658
5.450%	04/01/44	247	212,353
5.500%	08/15/48	50	41,202
6.250%	02/01/50	230	213,419
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23	160	160,250
William Carter Co. (The),
Gtd. Notes, 144A
5.500%	05/15/25	53	55,776
5.625%	03/15/27	120	126,525
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30	160	173,727
5.100%	09/15/45	365	408,888
Williams Scotsman International, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	08/15/28	170	170,859
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29(a)	380	410,409
Winnebago Industries, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/15/28	98	103,144
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
3.300%	09/01/49	35	39,349
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26	18	18,669
Sr. Sec’d. Notes, 144A
3.000%	02/15/31	45	43,791
3.875%	07/15/30	144	148,329
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
8.500%	11/15/24	74	60,879
9.000%	11/15/26	93	76,715
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
6.375%	05/15/25	55	58,111
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30(a)	469	461,922
5.250%	09/15/24	80	83,659
5.250%	10/15/27	152	154,459
5.750%	06/01/26	40	41,338
5.875%	06/15/28	226	236,063
8.250%	08/01/23	103	116,131
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	07/31/26	119	$ 125,514
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
4.375%	08/15/28	131	127,146
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	320	310,200
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25	156	165,112
Xerox Corp.,
Sr. Unsec’d. Notes
4.800%	03/01/35	223	213,072
XHR LP,
Sr. Sec’d. Notes, 144A
6.375%	08/15/25	23	23,051
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	79	84,460
Yale University,
Unsec’d. Notes
2.402%	04/15/50	67	68,607
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/31	120	119,966
5.350%	11/01/43	8	8,531
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	219	236,205
7.750%	04/01/25	225	248,596
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27	1,811	1,782,985
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28(a)	1,152	1,188,518
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30	225	251,595
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/50(a)	265	282,978
3.450%	11/13/20	245	245,211
4.700%	02/01/43	172	225,663
			421,914,728

Total Corporate Bonds (cost $487,247,261)			499,438,294
Municipal Bonds — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series S1
6.918%	04/01/40	250	384,663
California State University,
Taxable, Revenue Bonds, Series E
2.897%	11/01/51	65	65,244

A46

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	150	$ 209,359
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	100	161,471
Taxable, Revenue Bonds, Series N
3.256%	05/15/60	75	82,349
3.706%	05/15/20	30	31,838
San Francisco Public Utilities Commission Water Revenue.,
Taxable, Revenue Bonds, Series A
3.303%	11/01/39	300	323,358
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	135	235,066
7.625%	03/01/40	250	433,805
			1,927,153
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds
4.814%	10/01/14	25	37,522
Florida — 0.0%
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	34	34,393
Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds, Series B
6.899%	12/01/40	100	143,282
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	60	67,678
			210,960
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority,
Taxable, Revenue Bonds
3.052%	07/01/40	35	35,859
3.197%	07/01/50	20	19,904
			55,763
Massachusetts — 0.0%
Commonwealth of Massachusetts,
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	30	33,019
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	100	168,506
New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	40	51,439
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
New York City Water & Sewer System,
Revenue Bonds, BABs
5.724%	06/15/42	100	$ 155,519
5.952%	06/15/42	80	127,088
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.142%	07/01/43	70	74,609
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	170	217,799
			626,454
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
7.834%	02/15/41	100	166,671
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	200	290,588
Texas — 0.0%
Board of Regents of the University of Texas System,
Taxable, Revenue Bonds, Series B
2.439%	08/15/49	90	91,318
Dallas Area Rapid Transit,
Revenue Bonds, BABs, Series B
5.999%	12/01/44	85	131,262
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds
3.236%	10/01/52	15	15,587
Texas Transportation Commission,
General Obligation Unlimited
2.472%	10/01/44	125	126,440
Texas Transportation Commission State Highway Fund,
Taxable, Revenue Bonds
4.000%	10/01/33	170	214,805
			579,412

Total Municipal Bonds (cost $3,837,128)			4,130,441
Residential Mortgage-Backed Securities — 0.9%
United States
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC02, Class 2A
5.000%	05/25/34	38	37,302
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35	31	32,722
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.948%(c)	01/25/40	1,934	1,926,023
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	01/25/40	1,062	1,059,399

A47

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Fannie Mae Connecticut Avenue Securities,
Series 2017-C01, Class 1M2A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
3.698%(c)	07/25/29	237	$ 237,581
Series 2017-C06, Class 1M2A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.798%(c)	02/25/30	787	786,683
Series 2018-C02, Class 2ED2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.048%(c)	08/25/30	1,702	1,661,195
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-DNA01, Class M3, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
5.725%(c)	07/25/28	651	689,846
Series 2017-DNA01, Class M2, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.398%(c)	07/25/29	272	278,359
Series 2017-DNA02, Class M2, 1 Month LIBOR + 3.450% (Cap N/A, Floor 0.000%)
3.598%(c)	10/25/29	460	473,317
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	03/25/30	209	209,181
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2019-FTR02, Class M1, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.098%(c)	11/25/48	930	918,220
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.898%(c)	02/25/50	1,201	1,198,583
Series 2020-DNA03, Class M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.648%(c)	06/25/50	2,400	2,404,925
Series 2020-DNA04, Class M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.648%(c)	08/25/50	1,830	1,834,574
Series 2020-HQA01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	01/25/50	206	205,902
Series 2020-HQA03, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.698%(c)	07/25/50	2,070	2,074,465
Series 2020-HQA04, Class M1, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.452%(c)	09/25/50	2,075	2,080,067
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA02, Class M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.948%(c)	12/25/30	111	110,811
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	09/25/48	7	7,212
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2018-HRP2, Class M2, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.398%(c)	02/25/47	926	$ 899,718

Total Residential Mortgage-Backed Securities (cost $19,258,343)			19,126,085
Sovereign Bonds — 0.1%
Israel — 0.0%
Israel Government International Bond,
Sr. Unsec’d. Notes
2.750%	07/03/30	290	320,366
Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.000%	10/02/23(a)	400	434,383
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34(a)	246	332,145
			766,528
Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
4.125%	08/25/27	259	302,196
Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
5.100%	06/18/50(a)	460	617,940

Total Sovereign Bonds (cost $1,766,275)			2,007,030
U.S. Government Agency Obligations — 8.3%
Federal Farm Credit Bank
3.125%	02/06/30	600	703,935
Federal Home Loan Bank
4.000%	09/01/28	245	304,409
Federal Home Loan Mortgage Corp.
2.500%	10/01/49	105	109,732
2.500%	06/01/50	150	158,855
3.000%	03/01/27	57	60,135
3.000%	05/01/27	24	25,849
3.000%	11/01/27	141	148,532
3.000%	04/01/29	153	164,854
3.000%	02/01/31	183	193,003
3.000%	05/01/31	41	42,967
3.000%	06/01/31	23	23,734
3.000%	05/01/33	14	14,558
3.000%	05/01/33	34	36,524
3.000%	05/01/33	69	73,256
3.000%	03/01/46	1,217	1,279,753
3.000%	07/01/46	1,059	1,115,848
3.000%	07/01/46	1,209	1,273,079
3.000%	12/01/46	1,332	1,401,069
3.000%	12/01/46	1,368	1,438,487
3.000%	04/01/50	960	1,007,025

A48

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	05/01/50	208	$ 221,313
3.000%	07/01/50	299	313,567
3.000%	08/01/50	9,600	10,066,488
3.500%	03/01/32	65	70,888
3.500%	04/01/32	133	143,615
3.500%	05/01/35	87	95,275
3.500%	03/01/38	81	86,210
3.500%	09/01/38	22	23,110
3.500%	01/01/47	157	166,641
4.000%	07/01/29	16	16,423
4.000%	05/01/33	88	93,738
4.000%	06/01/44	418	462,246
4.000%	02/01/45	37	42,071
4.000%	02/01/48	54	60,184
4.000%	06/01/48	100	109,707
4.000%	06/01/48	111	124,325
4.500%	06/01/38	49	54,215
4.500%	07/01/39	99	111,542
4.500%	09/01/39	5	5,715
4.500%	10/01/39	18	20,434
4.500%	01/01/40	39	44,289
4.500%	02/01/40	5	6,016
4.500%	04/01/40	12	13,036
4.500%	02/01/41	46	51,554
4.500%	07/01/41	7	8,298
4.500%	08/01/41	6	6,803
4.500%	10/01/41	181	203,417
4.500%	01/01/42	6	6,952
4.500%	05/01/42	7	8,169
4.500%	01/01/45	9	10,155
4.500%	01/01/46	166	184,482
4.500%	09/01/46	25	27,619
4.500%	05/01/47	30	32,606
4.500%	06/01/47	21	22,972
4.500%	06/01/48	56	60,375
4.500%	07/01/48	17	18,332
4.500%	07/01/48	34	37,213
4.500%	07/01/48	51	55,466
4.500%	10/01/48	24	26,426
4.500%	10/01/48	47	52,532
5.000%	01/01/37	19	22,165
5.000%	02/01/37	18	20,714
5.000%	03/01/38	132	151,962
5.000%	09/01/47	13	14,054
5.000%	03/01/48	17	18,235
5.000%	05/01/48	73	80,790
5.000%	04/01/49	29	32,259
5.500%	06/01/35	77	90,623
5.500%	08/01/38	84	97,299
6.000%	09/01/36	86	101,664
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495% (Cap 7.078%, Floor 1.495%)
2.370%(c)	06/01/43	1	1,487
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600% (Cap 7.388%, Floor 1.600%)
2.387%(c)	08/01/43	7	7,005
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650% (Cap 7.446%, Floor 1.650%)
2.446%(c)	05/01/43	23	$ 23,426
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.757% (Cap 8.302%, Floor 1.757%)
2.931%(c)	08/01/41	31	32,556
Federal National Mortgage Assoc.
1.500%	TBA	225	230,150
2.000%	TBA	3,000	3,117,187
2.000%	TBA	29,925	30,934,969
2.500%	TBA	1,650	1,727,005
2.500%	TBA	6,575	6,864,711
2.500%	TBA	10,258	10,758,879
2.500%	01/01/50	283	296,807
2.500%	08/01/50	302	319,489
3.000%	TBA	4,040	4,238,827
3.000%	TBA	4,711	4,934,687
3.000%	01/01/27	76	80,223
3.000%	08/01/27	24	25,729
3.000%	09/01/27	18	19,038
3.000%	09/01/27	160	169,738
3.000%	11/01/27	13	13,507
3.000%	11/01/27	17	17,851
3.000%	11/01/27	18	19,259
3.000%	11/01/27	24	25,656
3.000%	11/01/27	27	28,521
3.000%	11/01/27	33	35,385
3.000%	12/01/27	15	15,516
3.000%	05/01/33	20	21,058
3.000%	05/01/33	35	37,080
3.000%	05/01/33	58	61,759
3.000%	08/01/33	377	400,653
3.000%	12/01/35	201	212,491
3.000%	11/01/49	83	87,678
3.000%	12/01/49	103	108,626
3.000%	02/01/50	273	287,688
3.000%	03/01/50	100	105,994
3.500%	TBA	1,120	1,184,378
3.500%	TBA	7,512	7,919,585
3.500%	11/01/30	10	10,994
3.500%	05/01/32	37	39,675
3.500%	06/01/32	101	108,739
3.500%	08/01/32	31	33,524
3.500%	09/01/32	264	284,843
3.500%	01/01/35	43	46,273
3.500%	06/01/35	47	50,883
3.500%	06/01/35	83	90,256
3.500%	09/01/38	11	11,528
3.500%	08/01/45	432	468,208
3.500%	07/01/48	844	901,375
3.500%	07/01/48	1,064	1,131,962
3.500%	11/01/51	1,866	2,036,334
4.000%	TBA	2	2,121
4.000%	TBA	4,465	4,761,504
4.000%	05/01/26	133	140,960
4.000%	02/01/31	125	135,966
4.000%	05/01/33	65	69,164

A49

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	06/01/33	29	$ 30,618
4.000%	07/01/33	15	15,828
4.000%	12/01/33	45	47,679
4.000%	06/01/38	288	309,223
4.000%	09/01/42	14	15,794
4.000%	09/01/42	1,395	1,593,127
4.000%	09/01/43	103	115,121
4.000%	05/01/44	122	137,959
4.000%	10/01/44	286	319,312
4.000%	03/01/45	116	130,224
4.000%	09/01/45	41	45,122
4.000%	06/01/46	593	671,777
4.000%	10/01/46	38	42,047
4.000%	11/01/46	53	60,379
4.000%	11/01/46	85	96,750
4.000%	04/01/47	82	90,119
4.000%	05/01/47	29	31,585
4.000%	05/01/47	617	678,707
4.000%	09/01/47	93	106,570
4.000%	10/01/47	548	619,980
4.000%	12/01/47	361	398,955
4.000%	04/01/50	2,258	2,436,866
4.000%	05/01/50	709	756,568
4.000%	01/01/57	154	172,584
4.000%	02/01/57	173	195,003
4.500%	TBA	75	78,661
4.500%	TBA	1,025	1,108,802
4.500%	01/01/42	51	57,778
4.500%	01/01/42	116	130,567
4.500%	09/01/42	205	230,729
4.500%	06/01/44	55	60,973
4.500%	06/01/44	79	88,480
4.500%	02/01/45	233	261,610
4.500%	08/01/45	286	321,556
4.500%	11/01/45	8	8,525
4.500%	12/01/45	27	29,469
4.500%	12/01/45	30	32,703
4.500%	01/01/46	14	14,996
4.500%	02/01/46	41	45,236
4.500%	02/01/46	625	700,527
4.500%	03/01/46	11	11,540
4.500%	04/01/46	1	1,311
4.500%	05/01/46	1	1,235
4.500%	07/01/46	20	22,144
4.500%	08/01/46	3	3,774
4.500%	08/01/46	6	6,441
4.500%	08/01/46	13	14,198
4.500%	08/01/46	109	118,598
4.500%	09/01/46	5	4,927
4.500%	10/01/46	60	65,338
4.500%	10/01/46	88	96,627
4.500%	01/01/47	9	10,234
4.500%	01/01/47	11	12,452
4.500%	01/01/47	27	29,571
4.500%	01/01/47	31	33,884
4.500%	02/01/47	5	5,131
4.500%	02/01/47	9	9,834
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	03/01/47	7	$ 7,716
4.500%	06/01/47	94	102,014
4.500%	06/01/47	360	398,503
4.500%	01/01/48	204	221,133
4.500%	02/01/48	54	60,375
4.500%	02/01/48	57	63,870
4.500%	02/01/48	68	75,788
4.500%	02/01/48	96	105,371
4.500%	03/01/48	63	69,770
4.500%	04/01/48	491	543,770
4.500%	05/01/48	71	77,229
4.500%	06/01/48	154	170,230
4.500%	07/01/48	28	30,711
4.500%	08/01/48	95	105,284
4.500%	05/01/49	56	60,840
4.500%	07/01/49	67	72,687
5.000%	TBA	75	79,106
5.000%	TBA	350	383,510
5.000%	06/01/39	43	49,155
5.000%	12/01/39	73	84,056
5.000%	01/01/40	2	2,140
5.000%	04/01/40	193	222,142
5.000%	05/01/40	13	15,356
5.000%	06/01/40	2	2,715
5.000%	06/01/40	3	3,178
5.000%	06/01/40	10	10,892
5.000%	07/01/40	3	3,376
5.000%	07/01/40	8	8,642
5.000%	08/01/40	30	34,872
5.000%	09/01/40	6	7,115
5.000%	10/01/40	21	24,247
5.000%	02/01/41	134	154,594
5.000%	05/01/41	126	143,222
5.000%	05/01/41	475	547,253
5.000%	05/01/48	74	83,413
5.000%	04/01/49	51	56,157
5.000%	04/01/49	130	144,424
5.500%	04/01/36	52	61,260
5.500%	05/01/36	30	34,588
5.500%	09/01/36	95	110,640
5.500%	08/01/37	69	81,592
5.500%	09/01/41	159	187,605
6.000%	07/01/41	112	133,300
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.880%, Floor 1.530%)
2.838%(c)	05/01/43	53	54,789
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.905%, Floor 1.530%)
3.280%(c)	04/01/43	—(r )	337
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535% (Cap 7.055%, Floor 1.535%)
2.422%(c)	06/01/43	46	47,066
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695% (Cap 7.552%, Floor 1.695%)
2.695%(c)	08/01/42	28	28,875

A50

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750% (Cap 7.835%, Floor 1.750%)
2.556%(c)	08/01/41	28	$ 29,377
Government National Mortgage Assoc.
2.500%	TBA	2,650	2,782,293
2.500%	12/20/46	365	384,267
3.000%	TBA	1,000	1,046,562
3.000%	TBA	1,001	1,048,078
3.000%	07/15/43	76	79,360
3.000%	01/15/44	31	31,896
3.000%	12/15/46	57	59,395
3.000%	02/15/47	118	122,881
3.000%	02/15/47	156	162,442
3.000%	12/20/47	387	407,450
3.000%	01/20/48	533	563,386
3.000%	04/20/49	4,084	4,284,871
3.000%	06/20/50	2,300	2,421,625
3.000%	07/20/50	1,815	1,915,034
3.500%	12/20/47	317	338,555
3.500%	05/20/50	30,414	32,153,114
4.000%	TBA	2,600	2,762,500
4.000%	12/15/40	60	64,712
4.000%	12/15/46	68	73,586
4.000%	05/15/48	85	89,786
4.000%	05/15/48	209	221,119
4.000%	11/20/48	95	101,070
4.000%	11/20/48	2,770	2,961,729
4.500%	TBA	1,250	1,339,502
4.500%	01/20/41	96	107,843
4.500%	03/20/41	14	15,248
4.500%	04/20/41	37	40,971
4.500%	09/20/43	13	14,953
4.500%	08/20/46	20	22,731
4.500%	09/20/46	16	17,796
4.500%	10/20/46	13	14,808
4.500%	11/20/46	13	14,698
4.500%	10/20/47	11	12,077
4.500%	04/20/48	652	705,664
4.500%	08/20/48	102	110,023
5.000%	TBA	500	544,277
5.000%	10/20/39	180	205,388
5.000%	04/20/48	204	223,426
5.000%	11/20/48	80	87,066
5.500%	07/20/40	367	426,613
5.500%	04/20/48	22	24,153
6.000%	09/20/38	75	85,738
6.000%	10/20/38	96	109,893

Total U.S. Government Agency Obligations (cost $182,628,549)			183,987,307

Total Long-Term Investments (cost $1,245,232,877)			1,291,584,653

Shares
Short-Term Investments — 46.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	906,192,674	906,192,674
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $109,331,342; includes $109,307,985 of cash collateral for securities on loan)(b)(w)	109,346,799	$ 109,324,930

Total Short-Term Investments (cost $1,015,524,016)		1,015,517,604

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—104.5% (cost $2,260,756,893)		2,307,102,257

Securities Sold Short — (0.1)%
Common Stocks — (0.1)%
Ireland — (0.1)%
Flutter Entertainment PLC*	3,172	(500,589)
United States — (0.0)%
Continental Resources, Inc.	1,500	(18,420)

Total Common Stocks (proceeds received $305,891)		(519,009)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Security — (0.0)%
United States
Avid Automobile Receivables Trust,
Series 2019-01, Class A, 144A
2.620%	02/15/24	423,235	(427,634)
(proceeds received $408,422)
Corporate Bonds — (0.0)%
Canada — (0.0)%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
4.000%	10/15/30	72,000	(72,545)
United States — (0.0)%
Logan Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	09/01/27	89,000	(90,307)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
4.875%	02/01/31	55,000	(53,322)

A51

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
United States (cont’d.)
XHR LP,
Sr. Sec’d. Notes, 144A
6.375%	08/15/25	23,000	$ (23,051)
(166,680)

Total Corporate Bonds (proceeds received $241,585)			(239,225)

Total Securities Sold Short (proceeds received $955,898)			(1,185,868)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—104.4% (cost $2,259,800,995)			2,305,916,389

Liabilities in excess of other assets(z) — (4.4)%			(96,636,314)

Net Assets — 100.0%			$ 2,209,280,075

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
BATS	Chi-X Europe Stock Exchange
BTP	Buoni del Tesoro Poliennali
CDX	Credit Derivative Index
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IBEX	Spanish Stock Index
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
STOXX	Stock Index of the Eurozone
T	Swap payment upon termination
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XSTO	Stockholm Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,301,136 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,460,786; cash collateral of $109,307,985 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of September 30, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A52

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Unfunded loan commitment outstanding at September 30, 2020:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, DIP Term Loan, 6 Month LIBOR + 5.500%, 6.500%, Maturity Date 7/14/2021 (cost $273,914)	278	$281,750	$7,836	$—
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Government National Mortgage Assoc. (proceeds receivable $12,945,750)	3.500%	TBA	10/21/20	$(12,300)	$(12,955,840)

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
29	2 Year U.S. Treasury Notes	Dec. 2020	$ 6,407,867	$ 2,709
194	5 Year U.S. Treasury Notes	Dec. 2020	24,450,062	6,413
945	10 Year U.S. Treasury Notes	Dec. 2020	131,857,031	33,396
106	20 Year U.S. Treasury Bonds	Dec. 2020	18,685,812	(120,025)
196	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	43,475,250	(129,702)
193	Euro STOXX 50 Index	Dec. 2020	7,227,474	(239,945)
193	Euro-BTP Italian Government Bond	Dec. 2020	33,394,823	359,586
260	FTSE/MIB Index	Dec. 2020	28,906,169	(1,149,437)
368	IBEX 35 Index	Oct. 2020	29,039,092	(1,078,085)
1,227	Mini MSCI EAFE Index	Dec. 2020	113,693,820	(2,218,207)
989	Mini MSCI Emerging Markets Index	Dec. 2020	53,826,325	21,491
1,665	S&P 500 E-Mini Index	Dec. 2020	279,054,000	1,970,987
86	S&P/TSX 60 Index	Dec. 2020	12,419,962	(7,250)
				(2,548,069)
Short Positions:
4	5 Year U.S. Treasury Notes	Dec. 2020	504,125	(946)
46	10 Year U.S. Treasury Notes	Dec. 2020	6,418,437	(24,641)
101	10 Year U.S. Ultra Treasury Notes	Dec. 2020	16,152,110	(55,444)
3	20 Year U.S. Treasury Bonds	Dec. 2020	528,844	1,764
9	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	1,996,313	(1,529)
88	FTSE 100 Index	Dec. 2020	6,633,070	161,713
50	TOPIX Index	Dec. 2020	7,706,348	(130,481)
				(49,564)
				$(2,597,633)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 12/16/20	Citibank, N.A.	AUD	29,843	$ 21,780,458	$ 21,379,322	$ —	$ (401,136)
British Pound,
Expiring 10/05/20	HSBC Bank USA, N.A.	GBP	452	580,775	583,251	2,476	—
Canadian Dollar,
Expiring 10/05/20	UBS AG	CAD	215	160,595	161,468	873	—
Expiring 12/16/20	Morgan Stanley & Co. International PLC	CAD	27,348	20,892,203	20,545,917	—	(346,286)
A53

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/05/20	Goldman Sachs International	EUR	4,228	$ 4,961,394	$ 4,957,046	$ —	$ (4,348)
Expiring 10/05/20	UBS AG	EUR	4,228	4,950,403	4,957,046	6,643	—
Expiring 12/16/20	Citibank, N.A.	EUR	82,670	98,163,737	97,099,180	—	(1,064,557)
Japanese Yen,
Expiring 12/16/20	Citibank, N.A.	JPY	2,394,066	22,574,303	22,724,704	150,401	—
				$174,063,868	$172,407,934	160,393	(1,816,327)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/05/20	Citibank, N.A.	GBP	454	$ 604,269	$ 585,832	$ 18,437	$ —
Expiring 11/04/20	HSBC Bank USA, N.A.	GBP	452	580,867	583,344	—	(2,477)
Canadian Dollar,
Expiring 10/05/20	Citibank, N.A.	CAD	215	164,682	161,468	3,214	—
Expiring 11/04/20	UBS AG	CAD	215	160,611	161,483	—	(872)
Euro,
Expiring 10/05/20	HSBC Bank USA, N.A.	EUR	81	94,332	94,978	—	(646)
Expiring 10/05/20	Morgan Stanley & Co. International PLC	EUR	100	118,470	117,257	1,213	—
Expiring 10/05/20	Royal Bank of Scotland International	EUR	108	128,289	126,638	1,651	—
Expiring 10/05/20	UBS AG	EUR	8,168	9,766,894	9,577,563	189,331	—
Expiring 11/04/20	Goldman Sachs International	EUR	4,228	4,964,459	4,960,114	4,345	—
Expiring 11/04/20	UBS AG	EUR	4,228	4,953,467	4,960,114	—	(6,647)
Expiring 12/16/20	Goldman Sachs International	EUR	18,400	21,849,130	21,611,376	237,754	—
				$43,385,470	$42,940,167	455,945	(10,642)
						$616,338	$(1,826,969)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Nordstrom, Inc.	06/20/25	1.000%(Q)	43	$8,241	$9,725	$(1,484)	Barclays Bank PLC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	47	11.424%	$(11,913)	$ (4,113)	$(7,800)	Barclays Bank PLC
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	10	11.424%	(2,532)	(354)	(2,178)	JPMorgan Chase Bank, N.A.
CenturyLink, Inc.	12/20/23	1.000%(Q)		152	2.272%	(5,960)	(8,474)	2,514	Barclays Bank PLC
CenturyLink, Inc.	06/20/25	1.000%(Q)		150	3.177%	(14,149)	(21,506)	7,357	Barclays Bank PLC
A54

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Garfunkelux Holdco 2 S.A.	12/20/24	5.000%(Q)	EUR	10	10.117%	$ (1,715)	$ 293	$(2,008)	Credit Suisse International
Garfunkelux Holdco 2 S.A.	12/20/24	5.000%(Q)	EUR	10	10.117%	(1,715)	518	(2,233)	Credit Suisse International
Rolls-Royce Holdings PLC	06/20/25	1.000%(Q)	EUR	14	5.024%	(2,628)	(2,358)	(270)	Citibank, N.A.
Rolls-Royce Holdings PLC	06/20/25	1.000%(Q)	EUR	10	5.024%	(1,913)	(1,397)	(516)	JPMorgan Chase Bank, N.A.
Rolls-Royce Holdings PLC	06/20/25	1.000%(Q)	EUR	6	5.024%	(1,198)	(1,075)	(123)	Citibank, N.A.
						$(43,723)	$(38,466)	$(5,257)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
iTraxx.XO.34.V1	12/20/25	5.000%(Q)	EUR	30	$2,418	$2,561	$143

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	2,693	4.075%	$115,275	$116,505	$ 1,230
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	15,000	0.846%	248,704	110,400	(138,304)
CDX.NA.IG.35.V1	12/20/25	1.000%(Q)	9,330	0.587%	210,024	199,853	(10,171)
					$574,003	$426,758	$(147,245)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling
A55

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	3,888	$ 646,060	$—	$ 646,060
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	4,057	522,669	—	522,669
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	4,197	423,505	—	423,505
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	11,517	1,631,874	—	1,631,874
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	16,811	2,081,010	—	2,081,010
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	66,323	(2,510,556)	—	(2,510,556)
MSCI US REIT Index(Q)	3 Month LIBOR plus 11bps(Q)	JPMorgan Chase Bank, N.A.	10/09/20	5,867	89,986	—	89,986
MSCI US REIT Index(Q)	3 Month LIBOR plus 11bps(Q)	JPMorgan Chase Bank, N.A.	10/09/20	187,655	4,889,061	—	4,889,061
					$ 7,773,609	$—	$ 7,773,609
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A56